As filed with the Securities and Exchange Commission on October 29, 1997
                        Securities Act File No. 33-38074
                    Investment Company Act File No. 811-6260


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 10                        X

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 12                                X

                             QUAKER INVESTMENT TRUST
                    (formerly Branch Cabell Investment Trust)
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (919) 972-9922

                               AGENT FOR SERVICE:

                              C. Frank Watson, III
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069


                                 With copies to:

                            M. Guy Brooks, III, Esq.
                            Poyner & Spruill, L.L.P.
                              3600 Glenwood Avenue
                          Raleigh, North Carolina 27612


It is proposed that this filing will become effective:

|_|       Immediately upon filing pursuant    |_|   on    , 1997 pursuant
          to Rule 485(b), or                             to Rule 485(b), or

|_|       60 days after filing pursuant       |_|   on    , 1997 pursuant
          to Rule 485(a)(1),                             to Rule 485(a)(1), or

|X|      75 days after filing pursuant        |_|   on    , 1997 pursuant
         to Rule 485(a)(2)                               to Rule 485(a)(2), or


This filing also includes the Prospectus and Statement of Additional Information for the other Series of Quaker Investment Trust, which are incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 5, 1997.

PROSPECTUS



                            QUAKER MID-CAP VALUE FUND
                Part of the Quaker Family of No Load Mutual Funds



The investment objective of the Quaker Mid-Cap Value Fund is to provide long-term capital growth. The Fund strives to achieve this objective by investing primarily in equity securities of domestic U.S. companies.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the investment policies described in this Prospectus. The Fund has a net asset value that will fluctuate in accordance with the value of its portfolio securities. An investor may invest, reinvest, or redeem shares at any time.

                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482

The Fund is a no load diversified series of the Quaker Investment Trust (the "Trust"), a registered open-end management investment company. This Prospectus sets forth the information about the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. You may request the Statement of Additional Information, which is incorporated in this Prospectus by reference, by writing the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 800-220-8888. The SEC also maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.



Investment in any of the Quaker Funds involves risks, including the possible loss of principal. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus and the Statement of Additional Information is January 1, 1998.

                                TABLE OF CONTENTS




PROSPECTUS SUMMARY........................................................2


FEE TABLE.................................................................3


INVESTMENT OBJECTIVE AND POLICIES.........................................4


RISK FACTORS..............................................................7


INVESTMENT LIMITATIONS....................................................8


FEDERAL INCOME TAXES......................................................9


DIVIDENDS AND DISTRIBUTIONS...............................................9


HOW SHARES ARE VALUED....................................................10


HOW SHARES MAY BE PURCHASED..............................................10


HOW SHARES MAY BE REDEEMED...............................................12


MANAGEMENT OF THE FUND...................................................14


OTHER INFORMATION........................................................16





This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

                               PROSPECTUS SUMMARY

The Fund. The Quaker Mid-Cap Value Fund (the "Fund") is a no load diversified series of the Quaker Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. See "Other Information - Description of Shares."

Offering Price. Shares in the Fund are offered at net asset value. The minimum initial investment is $10,000. The minimum subsequent investment is $250. See "How Shares May be Purchased."

Investment Objective. The Quaker Mid-Cap Value Fund will invest primarily in equity securities of domestic U.S. companies. The primary investment objective of the Fund is to provide shareholders with long-term capital growth. Realization of current income is not a significant investment consideration, and any income realized will be incidental to the Fund's objective. For more detailed information regarding the investment objectives and policies of the Fund, please see "Investment Objective and Policies."

Special Risk Considerations. The Fund will invest primarily in common stocks traded in U.S. securities markets, which will present both potential rewards and special risk considerations. The Fund intends to focus on investments in small to mid capitalization companies. Accordingly the Fund may be subject to greater fluctuations in net asset value than those Funds which invest in larger capitalization companies. The Fund may also engage in certain options and futures transactions, which present special risks. See "Risk Factors."

Manager. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, Compu-Val Investments, Inc. of Wilmington, Delaware has been selected to direct the day-to-day investment management of the Fund. Compu-Val manages over $170 million in assets. For its advisory services, the Advisor receives a monthly fee based on the Fund's daily net assets, at the annual rate of 0.75%. See "Management of the Fund."

Dividends. Capital gains, if any, are generally paid at least once each year by the Fund. Income dividends, if any, are generally paid at least annually by the Fund. Dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless the shareholder elects to receive cash. See "Dividends and Distributions."

Distributor and Distribution Plan. Quaker Securities, Inc. (the "Distributor") serves as distributor of shares of the Quaker Funds. Under the Fund's Distribution Plan, expenditures by the Fund for distribution activities may not exceed 0.25% of average net assets annually and will be funded entirely through investment advisory fees payable to the Fund's investment advisor and will not be paid directly by the Fund. See "How Shares May Be Purchased-Distribution Plan."

Sponsor and Shareholder Servicing. Shareholder servicing activities will be performed by Quaker Funds, Inc. (the "Fund Sponsor"), an affiliate of the Distributor. Shareholder service fees will generally be payable to the Fund Sponsor in the amount of 0.25% of average net assets annually. See "Management of the Fund-Sponsor of the Fund."

Redemption of Shares. There is no charge for redemptions, other than possible charges associated with wire transfers of redemption proceeds. Shares may be redeemed at any time at the net asset value next determined after receipt of a redemption request by a Fund. A shareholder who submits appropriate written authorization may redeem shares by telephone.
See "How Shares May Be Redeemed."

Money Market Fund. The Custodian and Distributor of the Fund have agreed to make available the Evergreen Money Market Fund, a money market fund not affiliated with the Fund, for automatic transfer of redemption proceeds and/or dividends paid on a shareholder's account with the Fund. Further information and a prospectus of the Evergreen Money Market Fund may be obtained by calling the Fund at 800-220-8888.

                                    FEE TABLE

The following table sets forth certain information in connection with the expenses of the Fund for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by the Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.

                        Shareholder Transaction Expenses

Maximum sales load imposed on purchases
    (as a percentage of offering price)....................................NONE
Maximum sales load imposed on reinvested dividends.........................NONE
Maximum deferred sales load................................................NONE
Redemption fee *...........................................................NONE
Exchange fee...............................................................NONE

* The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wiring redemption proceeds. The Custodian currently charges the Fund $7.00 per transaction for wiring redemption proceeds.

                         Annual Fund Operating Expenses
               After Fee Waivers and Expense Reimbursements 1,2,3
                     (as a percentage of average net assets)



 Investment advisory fees. . . . . . . . . . . . .        0.00% 1
 Shareholder servicing fees. . . . . . . . . . . .        0.00% 2
 Other expenses. . . . . . . . . . . . . . . . . .        1.35%
                                                          -----
 Total operating expenses. . . . . . . . . . . . .        1.35% 3


EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming a 5% annual return:

                             1 Year        3 Years

                              $14            $43

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


1 Up to 25% of the investment advisory fee may be paid for distribution activities relating to the Fund. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Fund may pay certain distribution expenses up to 0.25% of its average net assets annually. All amounts paid for distribution activities will be funded entirely through investment advisory fees payable to the Fund's investment advisor and will not be paid directly by the Fund. See "How Shares May Be Purchased Distribution Plan."

2 The Fund has adopted a Shareholder Servicing Agreement, which provides that the Fund will pay a shareholder servicing fee to the Fund's Sponsor, Quaker Funds, Inc., in the amount of 0.25% of the average daily net assets of the Fund. See "Management of the Fund-Sponsor of the Fund".

3 The "Total operating expenses" shown above are based upon estimates of actual operating expenses expected to be incurred by the Fund for the fiscal year ended June 30, 1998. The Advisor, the Administrator, and the Fund Sponsor have agreed to a reduction in the fees payable to them in an amount that limits "Total operating expenses" (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses) to the total expense ratio as a percentage of net assets noted above. There can be no assurance that the Advisor's, Administrator's, and Fund Sponsor's fee waivers, or the Fund Sponsor's voluntary expense reimbursements, will continue in the future.

See "How Shares May Be Purchased" and "Management of the Fund" below for more information about the fees and costs of operating the Fund. The assumed 5% annual return in the example is required by the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund; the actual rate of return for the Fund may be greater or less than 5%.

                        INVESTMENT OBJECTIVE AND POLICIES

 .
                            Quaker Mid-Cap Value Fund

Investment Objective. The investment objective of the Quaker Mid-Cap Value Fund ("Mid-Cap Value Fund") is to provide shareholders with long-term capital growth. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Mid-Cap Value Fund's objective. The Mid-Cap Value Fund strives to achieve its investment objective by investing primarily in equity securities of domestic U.S. companies. While there is no guarantee that the Mid-Cap Value Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described herein. The Mid-Cap Value Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Mid-Cap Value Fund's shareholders.

Investment Selection. The Mid-Cap Value Fund's portfolio will include investments in U.S. equity securities of those companies which Compu-Val Investments, Inc. ("Compu-Val"), investment advisor to the Mid-Cap Value Fund, feels show a high probability of superior prospects for above average total return. The portfolio companies will generally be mid capitalization companies, which may exhibit more volatility than large capitalization companies. The universe of securities eligible for inclusion in the Mid-Cap Value Fund will be those equity securities with market capitalizations consistent with the universe of securities included in the Russell Mid-Cap Index, with an ultimate selection of 25-75 stocks for investment by the Mid-Cap Value Fund.

Under normal conditions, at least 65% of the Mid-Cap Value Fund's total assets will be invested in equity securities of mid capitalization companies. For these purposes "mid capitalization" companies will be defined as those companies with market capitalizations of up to $6 billion. The remaining portion of the Mid-Cap Value Fund's total assets may be invested in equity securities of other companies, and other investments described herein, although under normal conditions Compu-Val anticipates that 65% to 80% of the Fund's assets will be invested in mid capitalization companies.

In selecting portfolio companies, Compu-Val screens for asset rich and earnings rich companies, selling at relatively low market valuations, with attractive growth and momentum characteristics. Analysis of those companies selected for inclusion in the portfolio is undertaken by Compu-Val using a cash flow based, dividend discount model. Compu-Val selects 50-100 securities which it believes to be undervalued relative to comparable alternate investments, then focuses on the fundamentals of these companies.

Compu-Val's fundamental analysis is based on the foundation that accounting data must be critically analyzed to derive meaningful investment conclusions. Rather than rely on accounting based measures of performance such as return on equity, a proprietary model is used to convert company income and balance sheet data to a cash flow based return on investment. Compu-Val calculates a proprietary value/cost ratio for each company by determining the market value of debt plus equity, and comparing it to the company's inflation adjusted net assets.

The final analysis involves more subjective evaluations of management, often involving conversations with top management. The long term growth prospects and competitive position within the company's industry sector are used to select from those companies meeting the more quantitative selection criteria.

                              Investment Securities

Stocks held in the portfolio of the Fund will generally be traded on either the New York Stock Exchange, American Stock Exchange or the over-the-counter market. Foreign securities may be held in the form of American Depository Receipts ("ADRs"). ADRs are foreign securities denominated in U.S. dollars and traded on U.S. securities markets.

The equity securities in which the Fund may invest include common stock, convertible preferred stock, straight preferred stock, real estate equities such as REITs, and investment grade convertible bonds. The Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). See "Investment Limitations."

The Fund may make short sales against the box, i.e. short sales made when the Fund owns securities identical to those sold short.

Because of the inherent risk of foreign securities over domestic issues, the Fund will limit foreign investments to those traded domestically as American Depository Receipts (ADRs). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the over the counter markets. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Under normal conditions, at least 90% of the Fund's total assets will be invested in equity securities. Warrants and rights will be excluded for purposes of this calculation. As a temporary defensive measure, however, the Fund may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Fund invests its assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive measure, they are not pursuing its stated investment objective. Under normal circumstances, however, the Fund will hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses.

The Fund may employ certain management techniques including options on equity securities and securities indices, futures contracts, and options on futures contacts as more fully described below. Each of these management techniques involves transaction costs as well as (1) liquidity risk that contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market, (2) correlation risk that changes in the value of hedging positions may not match the securities market fluctuations intended to be hedged, and (3) market risk that an incorrect prediction of securities prices by the Fund's Advisor may cause the Fund to perform less well than if such positions had not been entered. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that the counter-party to the option will not fulfill its obligations. The Fund will treat purchased over-the-counter options as illiquid securities. The use of options and futures contracts are highly specialized activities, which involve investment techniques and risks that are different from those associated with ordinary portfolio transactions. The loss that may be incurred by the Fund in entering into futures contracts and written options thereon is potentially unlimited. Certain limits on the percentage of the Fund's assets that may be invested in options, futures contracts, and related options are set forth below.

Options Transactions. The Fund may invest up to 10% of its total assets in options on equity securities, options on equity indices, and options on equity industry sector indices. These options may be utilized to hedge certain market risks which the investment advisor may determine, from time to time, exist in the equity markets or in individual equity issues, or may be used to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. Investments in call and put options are considered speculative, due to the time premium imputed in the daily value of options, a premium which declines with time, independent of the change and/or stability of the underlying equity security, market index or industry sector index.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time before a certain date (the expiration date). The writer receives a premium (less a commission) for writing the option. This premium would partially or completely offset any decline in price. A put gives the holder (buyer) the right to sell a security to the writer (seller) at a predetermined price (the exercise price) on or before a set date (the expiration date). The buyer pays a premium to the writer for the right to sell the underlying shares at the exercise price instead of at the then prevailing market price. A stock index option generally operates like an option covering specific securities, except that delivery of cash rather than the underlying securities is made. A stock index option obligates the seller (writer) to deliver, and gives the holder (buyer) the right to take delivery of, cash upon exercise of the option in an amount equal to the difference between the exercise settlement value of the underlying index on the day the option is exercised and the exercise price of the option, multiplied by the specified index "multiplier". The stock index will fluctuate based on changes in the market values of the stocks included in the index. The Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its options positions, and such account will include only cash, U.S. Government Securities, and other liquid high-grade debt securities.

The ability of the Fund to use options transactions successfully depends upon the degree of correlation between the equity security or index on which the option is written and the securities that the Fund owns or the market position that it intends to acquire; the liquidity of the market for options, which cannot be assured; and the Advisor's skill in predicting the movement of equity securities and stock indices and implementing options transactions in furtherance of the Fund's investment objectives. Successful use by the Fund of stock or stock index options will depend primarily on the ability of the Fund's Advisor to correctly predict movements in the direction of an individual stock or the stock markets. For stock index options, this skill is different from the skills and expertise needed to predict changes in the prices of individual stocks. If the Advisor forecasts incorrectly the movement of interest rates, market values, and other economic factors, the Fund would be better off without using this hedging technique. The Fund will write (sell) stock or stock index options for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Fund may only write (sell) "covered" options. Risks associated with options transactions generally, including options on futures discussed below, include possible loss of the entire premium and the inability to effect closing transactions at favorable prices. Brokerage commissions associated with buying and selling options are proportionately higher than those associated with general securities transactions. Additional information on permitted options transactions of the Fund and the associated risks is contained in the Statement of Additional Information.

Futures Contracts and Related Options. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts will be limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as are permitted by regulations of the Commodity Futures Trading Commission.

The Fund may not purchase or sell non-hedging futures contracts or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") would exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options. These transactions involve brokerage costs, require margin deposits, and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate assets to cover such contracts and options. Additional information on the permitted futures transactions of the Fund and the associated risks is contained in the Statement of Additional Information.

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's total assets may be so invested.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days or other illiquid securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the 1940 Act.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies. The Fund may invest in any type of investment company consistent with the Fund's investment objective and policies. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include advisory, management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest directly in real estate (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities they may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property). REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain its exemptions from the Investment Company Act. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of its securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Fund and the specific securities and investment techniques that may be employed by the Fund, including the risks associated with repurchase agreements, real estate securities, and options and futures transactions. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Fluctuations in Value. To the extent that the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Moreover, by focusing the Fund's investments on a specific sector of the market, the Fund may be subject to greater share price fluctuations than a more diversified fund. The Mid-Cap Value Fund will invest primarily in mid capitalization companies. Accordingly, the Fund may be subject to greater fluctuations than funds that invest in larger capitalization companies. Because there is risk in any investment, there can be no assurance that the Fund will achieve its investment objective.

Portfolio Turnover. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Nevertheless, the Fund's portfolio turnover generally will not exceed 100% in any one year. The degree of portfolio activity affects the brokerage costs of the Fund and other transaction costs related to the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gain tax consequences.

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for a Fund to sell illiquid investments promptly at an acceptable price. Included within the category of illiquid securities will also be restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Advisor experience. The Fund, organized in 1997, has no prior operating history. The assets of the Fund are managed by the Advisor, a Delaware Corporation established in 1974. While the Advisor has no previous experience managing mutual funds, it has been rendering investment counsel, utilizing investment strategies similar to that of the Fund, to other individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations since its formation.

                             INVESTMENT LIMITATIONS

To limit the Fund's exposure to risk, the Trust has adopted certain investment limitations. Some of these restrictions are that the Fund will not: (1) issue senior securities, borrow money or pledge its assets, except it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets or, (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets (the Fund will not make any investments if borrowing exceeds 5% of its total assets); (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days are subject to the limitation on investing in illiquid securities); (3) invest more than 10% of its net assets in illiquid securities; (4) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; (5) purchase or sell commodities, commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, or readily marketable securities issued by companies that invest in real estate or interests therein) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases); (6) with respect to 75% of Fund assets, invest more than 5% of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting stock of any one issuer; (7) write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, or futures contracts or related options, except that the Fund may engage in certain transactions in options and futures to the extent described herein; (8) invest more than 5% of its net assets in warrants; and (9) make short sales of securities or maintain a short position, except short sales "against the box". Investment restrictions (1), (2), (5), (6), and (9) are deemed fundamental, that is, they may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in this Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of such limitation. If the limitation on illiquid securities is exceeded, however, through a change in values, net assets, or other circumstances, the Fund would take appropriate steps to protect liquidity by changing its portfolio.

                              FEDERAL INCOME TAXES

Taxation  of the Fund.  The  Internal  Revenue  Code of 1986,  as  amended  (the
"Code"), treats each series in the Trust as a separate regulated investment company. The Fund intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Fund will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust to determine for any particular year if it is advantageous not to qualify as a regulated investment company. The Fund's tax year for federal income tax purposes ends August 31, while the Fund's fiscal year for financial statement and reporting purposes ends June 30. Regulated investment companies, such as each series of the Trust, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar year basis, and capital gain net income, using an October 31 year-end measuring period. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Fund or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. Capital gain distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Fund shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of the Trust).

The Trust will inform shareholders of the Fund of the source of its dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on its application to purchase shares. If a shareholder of the Fund has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income, if any, in the form of dividends. The Fund will generally pay income dividends, if any, at least annually. The Fund will generally distribute net realized capital gains, if any, at least annually.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the Fund at the net asset value per share next determined. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. That request must be received by the Fund prior to the record date to be effective as to the next dividend. Each shareholder will receive a quarterly summary of his or her account, including information as to any reinvested dividends. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Fund.

In order to satisfy certain requirements of the Internal Revenue Code, the Fund may declare special year-end dividend and capital gains distribution during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance of the payment of any dividends or the realization of any gains.

                              HOW SHARES ARE VALUED

Net asset value of the Fund is determined as of the closing time of the New York Stock Exchange on every business day which the New York Stock Exchange is open. The net asset value of the shares of the Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments and other assets, less all of its liabilities, divided by the number of its outstanding shares.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained by calling 800-220-8888, or by writing to the Fund at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Fund. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper form as indicated herein. Since the Fund is offered only on a no-load basis, a broker-dealer may charge a transaction fee for settlement services.

The minimum initial investment is $10,000 in the Trust. Investors may allocate their investment among the various series (Funds) of the Trust. If an initial investment is made in only one Fund, the minimum initial investment is $10,000. The minimum subsequent investment is $250 ($100 for those participating in the automatic investment plan). The Fund may, in the Distributor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Purchases by Mail. Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it, together with a check payable and addressed to the Fund, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Subsequent investments in an existing account in the Fund may be made at any time in minimum amounts of $250 by sending a check payable and addressed to the Fund, to the address stated above. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.

Purchases by Wire. To purchase shares by wiring federal funds, the Fund must first be notified by calling 800-220-8888 to request an account number and furnish the Fund with your tax identification number. Following notification to the Fund, federal funds and registration instructions should be wired through the Federal Reserve System to:

                   First Union National Bank of North Carolina
                   Charlotte, North Carolina
                   ABA # 053000219
                   For the Quaker Mid-Cap Value Fund
                   Acct #200000010*****
                   For further credit to (shareholder's name and SS# or EIN#)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. A completed application with signature(s) of registrant(s) must be mailed to the Fund immediately after the initial wire as described under "Purchases by Mail" above. Investors should be aware that some banks may impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders become effective, and shares are purchased at, the next determined net asset value per share after an investment has been received by the Fund, which is as of 4:00 p.m., New York time, Monday through Friday, exclusive of business holidays. Orders received by the Fund and effective prior to such 4:00 p.m. time will purchase shares at the net asset value determined at that time. Otherwise, your order will purchase shares as of such 4:00 p.m. time on the next business day.. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Fund. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any Fund of the Trust already owned by any purchaser whose order is cancelled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances the Distributor, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Administrator is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Fund, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Distribution Plan. Quaker Securities, Inc., 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482 (the "Distributor"), is the national distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others. Jeffry H. King, a Trustee of the Trust, controls the Distributor.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Fund may reimburse any expenditures to finance any activity primarily intended to result in sale of the shares of the Fund, including, but not limited to, the following: (i) payments to the Distributor and its agents, securities dealers, and others for the sale of shares of the Fund; (ii) payment of compensation to and expenses of personnel who engage in or support distribution of shares of the Fund; and (iii) formulation and implementation of marketing and promotional activities. The categories of expenses for which reimbursement is made are approved by the Board of Trustees of the Trust. Expenditures by the Fund pursuant to the Plan are accrued based on the average daily net assets of the Fund and may not exceed 0.25% of average net assets for each year elapsed subsequent to adoption of the Plan. All expenditures under the Plan will be funded entirely from investment advisory fees payable to the Fund's investment advisor and will not be paid directly by the Fund. The Investment Advisory Agreement entered into by the Fund and the Investment Advisor provides for the payment of such distribution fees and expenses from the investment advisory fees payable thereunder.

The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. The continuation of the Plan must be approved by the Board of Trustees annually. At least quarterly the Board of Trustees must review a written report of amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Exchange Feature. Investors will have the privilege of exchanging shares of the Fund for shares of any other Fund of the Trust. An exchange involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received, and is a taxable transaction. Shares of the Fund may be exchanged for shares of any other series of the Trust at the net asset value plus that series' sales charge, if any. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Distributor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Distributor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Distributor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders.

A shareholder should consider the investment objectives and policies of any series into which the shareholder will be making an exchange, as described in the prospectus for that other series. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of the Fund may be redeemed (the Fund will repurchase them from shareholders) by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Fund, whether by mail or telephone, prior to 4:00 p.m. New York time, Monday through Friday, except for business holidays, will redeem shares at the net asset value next determined at that time. Otherwise, your order will redeem shares as of such 4:00 p.m. time on the next business day. There is no charge for redemptions from the Fund, other than possible charges for wiring redemption proceeds. You may also redeem your shares through a broker-dealer or other institution, who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $10,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account net asset value up to $10,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund at 800-220-8888, or write to the address shown below.


 . Your request should be addressed to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption must include:

1) Your letter of instruction specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   Any required signature guarantees (see "Signature Guarantees" below); and

3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while they determine whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by them, or to fairly determine the value of their assets, and (iii) for such other periods as the Commission may permit.

The Fund offers shareholders the option of redeeming shares by telephone under certain limited conditions. The Fund will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-972-1908). The confirmation instructions must include:

1)   Shareholder name, name of Fund, and account number;

2)   Number of shares or dollar amount to be redeemed;

3) Instructions for transmittal of redemption funds to the shareholder; and 4) Shareholder signature as it appears on the application then on file with the Fund.

The net asset value used in processing the redemption will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days on which your bank, and/or the Fund's Custodian, is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. (See "Signature Guarantees" below.) The Distributor reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Distributor believes it to be in the best interest of the shareholders to do so. During drastic economic and market conditions, telephone redemption privileges may be difficult to implement.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges by the Custodian for wire redemptions. The Custodian currently charges $7.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 800-220-8888. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if they do not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Transfer on Redemption to Money Market Account. Shareholders wishing to have redemption proceeds and/or income and capital gain dividends transferred into an account in their name in a money market fund may so indicate on their Account Application. The Custodian and Distributor of the Fund have made available the Evergreen Money Market Fund for use of Fund shareholders. Purchases and/or transfers into this money market fund may only be made after the shareholder has received the current prospectus for such Fund. For further information and a prospectus please call the Fund at 800-220-8888.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at current net asset value may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. Call or write the Fund for an application form. See the Statement of Additional Information for further details.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through your initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is a series of the Quaker Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers." The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Fund's day-to-day operations.

Advisor to the Quaker Mid-Cap Value Fund. Subject to the authority of the Board of Trustees, Compu-Val Investments, Inc. ("Compu-Val") provides the Mid-Cap Value Fund with a continuous program of supervision of the Mid-Cap Value Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

Compu-Val is registered under the Investment Advisors Act of 1940, as amended. Registration of Compu-Val does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. Compu-Val was established as a Delaware corporation in 1974. Compu-Val currently serves as investment advisor to over $170 million in assets. Compu-Val has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Mid-Cap Value Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1974. Compu-Val's address is 1702 Lovering Avenue, Wilmington, Delaware 19806. Compu-Val is controlled by James Kalil, Ph.D. and Donald J. Kalil.

Christopher O'Keefe has been Director of Equity Research for Compu-Val since 1995, and will be the Fund's portfolio manager. Previously, Mr. O'Keefe was [include five year history]

Under the Advisory Agreement with the Trust, Compu-Val receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund. See footnote 3 to the Fee Table regarding Compu-Val's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

General Advisor Duties. The Advisor supervises and implements the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. The Advisor may also utilize a brokerage firm affiliated with the Trust, such as the Distributor, if it believes it can obtain the best execution of transactions from such broker, subject to periodic review of such executions and procedures by the Board of Trustees. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

Administrator. The Trust has entered into a Fund Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Subject to the authority of the Board of Trustees, the services the Administrator provides to the Fund include coordinating and monitoring any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents. For these administrative and oversight services, the Administrator receives a fee at the annual rate of 0.175% of the average daily net assets of the Fund on the first $50 million; 0.150% of the next $50 million; and 0.125% of its average daily net assets in excess of $100 million.

The Administrator also performs certain accounting and pricing services for the Fund as pricing agent, including the daily calculation of the Fund's net asset value. For these services, the Administrator currently receives a base monthly fee of $2,000 for accounting and recordkeeping services for the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. Under the Agreement, the Administrator may charge a minimum fee of $3,000 per month, analyzed monthly. See footnote 3 to the Fee Table regarding the Administrator's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

The Administrator was formed as a North Carolina corporation in 1988. With it affiliates and predecessors, the Administrator has been operating as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

Transfer Agent. NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund. The Fund pays a monthly fee for these services based on the number of shareholders in the Fund, subject to a monthly minimum fee of $500.

The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member.

Sponsor of the Fund. Quaker Funds, Inc., an entity affiliated with the Fund's Distributor, will engage in shareholder servicing activities for the Fund not otherwise provided by the Fund's Administrator or Custodian, for which it will receive a fee at the annual rate of 0.25% of the average daily net assets of the Fund. Pursuant to a Shareholder Servicing Agreement adopted by the Trust for the Fund, Quaker Funds, Inc. will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and provide other shareholder servicing tasks. Laurie Keyes, Jeffry H. King and Peter F. Waitneight, each of whom is a Trustee of the Trust, control Quaker Funds, Inc. Mr. King also controls the Distributor. Quaker Funds, Inc. was formed as a Pennsylvania corporation in 1996 and is located at 1288 Valley Forge Road, Suite 76, Valley Forge, Pennsylvania. See footnote 3 to the Fee Table regarding the Sponsor's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as Custodian of the Fund's assets. The Custodian acts as the depository for the Fund, provides safekeeping for their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on October 24, 1990 under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares.

When issued, the shares of each series of the Trust will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. The Fund will send to its shareholders annual and semi-annual reports; independent accountants will audit the financial statements appearing in annual reports for the Fund. In addition, the Fund will send to each shareholder having an account directly with the Fund, a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding the Fund may be directed in writing to 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling 800-220-8888.

Calculation of Performance Data. From time to time the Fund may advertise their average annual total return. The "average annual total return" of the Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data. This data shows as a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Such other total return data may be quoted for the same or different periods as those for which average annual total return is quoted. This data may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in the Fund for various periods.

The total return and yield of the Fund could be increased to the extent the Advisor, the Administrator or the Fund Sponsor may waive all or a portion of their fees. Total return and yield figures are based on the historical performance of the Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Fund's quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

                            QUAKER MID-CAP VALUE FUND



                                   PROSPECTUS

                                 January 1, 1998




                                   DISTRIBUTOR
                             Quaker Securities, Inc.
                        1288 Valley Forge Road, Suite 75
                        Valley Forge, Pennsylvania 19482

                                    CUSTODIAN
                   First Union National Bank of North Carolina
                             Two First Union Center
                      Charlotte, North Carolina 28288-1151

                                  ADMINISTRATOR
                             The Nottingham Company
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069

                                 TRANSFER AGENT
                          NC Shareholder Services, LLC
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

                              INDEPENDENT AUDITORS
                      Goldenberg Rosenthal Friedlander, LLP
                                 101 West Avenue
                                  P.O. Box 458
                       Jenkintown, Pennsylvania 19046-0458



                                  FUND SPONSOR
                               Quaker Funds, Inc.
                        1288 Valley Forge Road, Suite 76
                        Valley Forge, Pennsylvania 19482

                               INVESTMENT ADVISOR
                           Compu-Val Investments, Inc.
                              1702 Lovering Avenue
                           Wilmington, Delaware 19806

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE QUAKER FAMILY OF FUNDS

                                 January 1, 1998

                                    Series of
                             QUAKER INVESTMENT TRUST
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                             Telephone 800-220-8888



                                Table of Contents


INVESTMENT OBJECTIVE AND POLICIES...................................................  2
INVESTMENT LIMITATIONS..............................................................  8
NET ASSET VALUE.....................................................................  9
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.....................................  10
DESCRIPTION OF THE TRUST...........................................................  11
ADDITIONAL INFORMATION CONCERNING TAXES............................................  11
MANAGEMENT OF THE FUNDS............................................................. 13
SPECIAL SHAREHOLDER SERVICES........................................................ 20
ADDITIONAL INFORMATION ON PERFORMANCE............................................... 21
APPENDIX A - DESCRIPTION OF RATINGS................................................. 24
ANNUAL REPORTS OF THE FUNDS FOR THE FISCAL YEAR ENDED JUNE 30, 1997............ATTACHED


This Statement of Additional Information (the "Additional Statement") is meant to be read in conjunction with the Prospectus, dated September 5, 1997, for the Quaker Enhanced Stock Market Fund, the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Small-Cap Value Fund, the Quaker Sector Allocation Equity Fund, the Quaker Mid-Cap Value Fund (prospectus dated January 1, 1998), and the Quaker Fixed Income Fund (individually a "Fund" and collectively the "Funds"), as the Prospectus may be amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this Additional Statement is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Funds' Prospectus may be obtained at no charge by writing or calling the Funds at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus. The Quaker Mid-Cap Value Fund did not commence operations until January 1, 1998.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement each Fund's investment objective and policies as set forth in the Prospectus for each Fund. The Funds, organized in 1996, have no prior operating history.

Additional  Information  on  Fund  Instruments.   Attached  to  this  Additional
Statement is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for fixed income securities in which the Funds may invest.

Investment Transactions. Subject to the general supervision of the Trust's Board of Trustees, the Advisor to each Fund is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund managed by such Advisor.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short term trading to achieve its investment objectives.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over the counter markets and will be executed on a "net" basis, which may include a dealer mark-up. With respect to securities traded only in the over the counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor to each Fund, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor to each Fund will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, each Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Funds. In addition, the Advisor to each Fund is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor to each Fund and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by an Advisor. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor to each Fund may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. Since the Distributor is a registered securities broker-dealer, it is anticipated that the Distributor may execute transactions on behalf of the Funds, for which it will receive brokerage commissions and fees, subject to the obligations of best execution.

The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with an Advisor or an affiliated person of an Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, a Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor to the Fund, or an affiliated person of the Advisor to the Fund, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for each Fund will be made independently from those for any other Fund and any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor to each Fund. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, an Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund or another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor to each Fund believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

For the fiscal year ended June 30, 1997, the total dollar amount of brokerage commissions paid by the Enhanced Stock Market Fund was $416, all of which was paid during such period to the Distributor. Transactions in which the Enhanced Stock Market Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Enhanced Stock Market Fund for the fiscal year ended June 30, 1997.

For the fiscal year ended June 30, 1997, the total dollar amount of brokerage commissions paid by the Core Equity Fund was $1,979, all of which was paid during such period to the Distributor. Transactions in which the Core Equity Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Core Equity Fund for the fiscal year ended June 30, 1997.

For the fiscal year ended June 30, 1997, the total dollar amount of brokerage commissions paid by the Aggressive Growth Fund was $18,569, of which $16,817 was paid during such period to the Distributor. Transactions in which the Aggressive Growth Fund used the Distributor as broker involved 93.90% of the aggregate dollar amount of transactions involving the payment of commissions and 90.56% of the aggregate brokerage commissions paid by the Aggressive Growth Fund for the fiscal year ended June 30, 1997.

For the fiscal year ended June 30, 1997, the total dollar amount of brokerage commissions paid by the Small-Cap Value Fund was $4,864, none of which was paid during such period to the Distributor. Transactions in which the Small-Cap Value Fund used the Distributor as broker involved 00.00% of the aggregate dollar amount of transactions involving the payment of commissions and 00.00% of the aggregate brokerage commissions paid by the Small-Cap Value Fund for the fiscal year ended June 30, 1997.

For the fiscal year ended June 30, 1997, the total dollar amount of brokerage commissions paid by the Sector Allocation Equity Fund was $2,789, all of which was paid during such period to the Distributor. Transactions in which the Sector Allocation Equity Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Sector Allocation Equity Fund for the fiscal year ended June 30, 1997.

Repurchase Agreements. Each Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to each Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement which will cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest bearing instrument. The Funds will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor to each Fund will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by a Fund.

Illiquid Investments. Each Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor to each Fund determines the liquidity of a Fund's investments and, through reports from each Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor to each Fund may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days and over-the-counter options. If through a change in values, net assets or other circumstances, a Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options Trading. The Equity Funds may also purchase or sell certain put and call options for hedging purposes. This is a highly specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Equity Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The obligation of an Equity Fund to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event that Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. An Equity Fund will write an option on a particular security only if that Fund's Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When an Equity Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, an Equity Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by an Equity Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Stock Index Options. The Equity Funds may purchase or sell put and call stock index options for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market values of the stocks included in the index.

The Equity Funds may purchase call and put stock index options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of a Fund's securities, or securities the Fund intends to buy, or otherwise in furtherance of that Fund's investment objectives. The Equity Funds will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which that Fund has purchased.

The use by an Equity Fund of stock index options is subject to certain risks. Successful use by the Equity Funds of options on stock indexes will be subject to the ability of each Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, an Equity Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in that Fund's portfolio securities. Inasmuch as each Equity Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Equity Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of that Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and each Equity Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Equity Fund.

Futures Contracts and Related Options. To hedge against changes in securities prices, each Equity Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The futures contracts will be limited to futures on various securities (such as U.S. Government securities), securities indices, and other financial instruments and indices. An Equity Fund may engage in futures and related options transactions for bona-fide hedging and non-hedging purposes as described below. All futures contracts entered into by an Equity Fund will be traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, an Equity Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, an Equity Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that an Equity Fund owns or proposes to acquire. An Equity Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by an Equity Fund or securities with characteristics similar to those of an Equity Fund's portfolio securities. If, in the opinion of the Advisor to the particular Equity Fund in question, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on securities indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in an Equity Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, an Equity Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when an Equity Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

The acquisition of put and call options on futures contracts will give an Equity Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, an Equity Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium, which may partially offset a decline in the value of the Fund's assets. By writing a call option, an Equity Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase; however, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by an Equity Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. An Equity Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. An Equity Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

An Equity Fund may use options on futures contracts for bona-fide hedging or non-hedging purposes as discussed below.

An Equity Fund will engage in futures and related options transactions only for bona-fide hedging or non-hedging purposes in accordance with CFTC regulations, which permit investment companies registered under the 1940 Act to engage in such transactions without requiring their sponsors to be registered as commodity pool operators. No Equity Fund is permitted to engage in speculative futures trading. An Equity Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or in securities which it expects to purchase. Except for the limited amount of permitted non-hedging transactions stated in the Prospectus, an Equity Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. In particular cases, when it is economically advantageous for an Equity Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.



                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means, with respect to a Fund, the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, each Fund may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets (except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus);

(2) With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation);

(3) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation);

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(6) Underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(7) Make short sales of securities or maintain a short position, except short sales "against the box", and except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus; (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short) (while each Fund has reserved the right to make short sales "against the box", the Advisor to each Fund (other than the Aggressive Growth Fund) has no present intention of engaging in such transactions);

(8) Participate on a joint or joint and several basis in any trading account in securities; or

(9) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicity distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities.

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) Invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Equity Funds may engage in certain transactions in options and futures to the extent described in the Prospectus);

(5) Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value; or

(6) Purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions.

Whenever any fundamental investment policy or investment restriction states a maximum percentage of assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net assets values will not be considered a violation of such policy.

                                 NET ASSET VALUE

The net asset value per share of each Fund is determined at the closing time of the New York Stock Exchange for the Equity Funds (4 p.m. except on holidays and days in which New York Stock Exchange trading limits may be implemented), and the closing time of the fixed income futures markets (3:00 p.m. except for holidays and days in which trading limits may be implemented), Monday through Friday, except on business holidays when the New York Stock Exchange, or the Federal Reserve Banking System for the Fixed Income Fund, is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which each Fund's net asset value will not be determined.

The net asset value per share of each Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.

For the fiscal year ended June 30, 1997, the net expenses after fee waivers and expense reimbursements were $3,161 for the Enhanced Stock Market Fund, $2,861 for the Core Equity Fund, $6,181 for the Aggressive Growth Fund, $7,327 for the Small-Cap Value Fund, $4,271 for the Sector Allocation Equity Fund, and $2,305 for the Fixed Income Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Funds. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value. Quaker Securities, Inc. (the "Distributor") serves as Distributor of shares of the Funds. See "How Shares May Be Purchased" in the Prospectus.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution (the "Plan") for each Fund pursuant to Rule 12b-1 under the 1940 Act (see "How Shares May Be Purchased - Distribution Plan" in the Prospectus). Under the Plan each Fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Fund, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. All expenditures under the Plan will be paid entirely through the investment advisory fees payable to the Fund's investment advisors. Potential benefits of the Plan to the Funds include savings to the Funds in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy sponsoring organization. No amounts were expended under the Plan for the fiscal year ended June 30, 1997.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Funds will be borne by such persons without any reimbursement from the Funds. Subject to seeking best execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan for each Fund and the Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan with respect to each Fund is in the best interest of shareholders of that Fund and that there is a reasonable likelihood of its providing a benefit to such Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plan. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the Fund's outstanding voting stock. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved with respect to any Fund by a majority vote of the Fund's outstanding voting stock, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the independent Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares may be Redeemed," each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of seven series, as follows: the Quaker Enhanced Stock Market Fund and the Quaker Fixed Income Fund, both managed by Fiduciary Asset Management, Inc. of St. Louis, Missouri; the Quaker Core Equity Fund managed by West Chester Capital Advisors, Inc. of West Chester, Pennsylvania; the Quaker Aggressive Growth Fund managed by DG Capital Management, Inc. of Wayland, Massachusetts; the Quaker Small-Cap Value Fund managed by Aronson + Partners of Philadelphia, Pennsylvania; the Quaker Sector Allocation Equity Fund managed by Logan Capital Management, Inc. of Philadelphia, Pennsylvania; and the Quaker Mid-Cap Value Fund managed by Compu-Val Investments, Inc. of Wilmington, Delaware. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this Additional Statement, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including each Fund, will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including each Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers. The Trustees and executive officers of the Trust, their ages, and their principal occupations for the last five years are as follows:


 Name, Age, Position(s)                               Principal Occupation(s)
       and Address                                    During Past 5 Years

Howard L. Gleit, 57                                   Of Counsel
Trustee                                               Connolly Epstein Chicco
1515 Market Street                                    Foxman Engelmyer & Ewing
Philadelphia, Pennsylvania                            Philadelphia, Pennsylvania since 1997;
                                                      previously, Of Counsel
                                                      Zapruder & Odell
                                                      Bala Cynwyd, Pennsylvania since 1994;
                                                      previously, Partner
                                                      Pepper, Hamilton & Scheetz
                                                      Philadelphia, Pennsylvania

Everett T. Keech, 57                                  Chairman and CEO
Trustee                                               Pico Products, Inc.
One Tower Bridge, Suite 501                           Lakeview Terrace, California
West Conshohocken, Pennsylvania

Laurie Keyes, 47*                                     Chief Operating Officer
Trustee                                               Quaker Securities, Inc.
Suite 75                                              Valley Forge, Pennsylvania
1288 Valley Forge Road                                (Distributor to the Quaker Family of Funds)
Valley Forge, Pennsylvania

Jeffry H. King, 54*                                   Chairman and CEO
Trustee and Chairman                                  Quaker Securities, Inc.
Suite 75                                              Valley Forge, Pennsylvania
1288 Valley Forge Road                                (Distributor to the Quaker Family of Funds)
Valley Forge, Pennsylvania

Louis P. Pektor III, 46                               President
Trustee                                               Ashley Development Company
961 Marcon Boulevard, Suite 300                       Allentown, Pennsylvania since 1993;
Allentown, Pennsylvania                               President
                                                      Greystone Capital
                                                      Allentown, Pennsylvania since 1993;
                                                      previously, Executive Vice President
                                                      Wall Street Mergers & Acquisitions
                                                      Allentown, Pennsylvania

J. Hope Reese, 36                                     Comptroller, The Nottingham Company
Treasurer and Assistant                               Rocky Mount, North Carolina
Secretary                                             (Administrator to the Quaker Family of Funds),
105 North Washington Street                           since 1995; previously, Cash Manager, Law Companies
Rocky Mount, North Carolina  27802                    Group, Atlanta, Georgia, since 1993; previously,
                                                      Financial Manager, MGR Food Services, Atlanta, Georgia

C. Frank Watson III, 27                               Vice President
Secretary and Assistant Treasurer                     The Nottingham Company
105 North Washington Street                           Rocky Mount, North Carolina (Administrator to
Rocky Mount, North Carolina  27802                    the Quaker Family of Funds)


Peter F. Waitneight, 55*                              President
Trustee and President                                 Quaker Funds, Inc.
Suite 76                                              Valley Forge, Pennsylvania since 1996
1288 Valley Forge Road                                (Sponsor to the Quaker Family of Funds)    ;
Valley Forge, Pennsylvania                            previously, President, Paragon Financial Consulting
                                                      Malvern, Pennsylvania 1995-96;
                                                      previously, Marketing Director
                                                      Turner Investment Partners
                                                      Berwyn, Pennsylvania 1993-95;
                                                      previously, Chief Financial Officer
                                                      Radnor Corporation
                                                      Radnor, Pennsylvania

----------------------------

* Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act because of his or her position with one of the Advisors, the Distributor, or the Sponsor to the Trust.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per meeting attended in person and $100 per meeting attended by telephone. Each such Trustee voluntarily waived his fee for the fiscal year ended June 30, 1997. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

                                            Compensation Table

                                                    Pension                                        Total
                                                  Retirement                                   Compensation
                           Aggregate               Benefits              Estimated               from the
                         Compensation             Accrued As              Annual                   Trust
Name of Person,            from the              Part of Fund          Benefits Upon              Paid to
Position                     Trust                 Expenses             Retirement               Trustees

Howard L. Gleit              $0.00                   None                  None                    $0.00
Trustee

Everett T. Keech             $0.00                   None                  None                    $0.00
Trustee

Laurie Keyes                 None                    None                  None                    None
Trustee

Jeffry H. King               None                    None                  None                    None
Trustee

Louis P. Pektor III          $0.00                   None                  None                    $0.00
Trustee

Peter F. Waitneight          None                    None                  None                    None
Trustee

Figures are for the fiscal year ended June 30, 1997.

Principal Holders of Voting Securities. [To be updated within 30 days of January 1, 1998] As of August 14, 1997, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 45.254% of the then outstanding shares of the Enhanced Market Fund, 27.335% of the then outstanding shares of the Core Equity Fund, 21.109% of the then outstanding shares of the Aggressive Growth Fund, 14.209% of the then outstanding shares of the Small-Cap Value Fund, 6.730% of the then outstanding shares of the Sector Allocation Equity Fund, and 38.679% of the then outstanding shares of the Fixed Income Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of August 14, 1997.

                                          QUAKER ENHANCED STOCK MARKET FUND


     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Peter Waitneight IRA                                       15,737.899 shares                           21.120%
     One Hunt Club Lane
     Malvern, PA  19355

     Laurie Keyes                                               8,546.379 shares                            11.469%
     402 Chester Rd
     Devon, PA  19333

     Charles Cook IRA                                           8,278.146 shares                            11.109%
     26 Broadway
     New York, NY  10004

     Frank P Meadows JR IRA                                     4,023.712 shares                             5.400%
     PO Box 353
     Rocky Mount, NC  27802-0353

                                               QUAKER CORE EQUITY FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Harris McLean Financial Group                              7,250.681 shares                            15.653%
     PO Box 30758
     Cayman Islands, CJ

     Peter Waitneight IRA                                       6,277.439 shares                            13.552%
     One Hunt Club Lane
     Malvern, PA  19355

     Robert Chorba                                              6,137.320 shares                            13.250%
     National Imaging Systems
     1100 East Hector St, Ste 319
     Conshohocken, PA  19428

     Krister Hjelm IRA                                          5,988.638 shares                            12.929%
     223 Hedgemere Dr
     Devon, PA  19333

     Laurie Keyes                                               5,580.002 shares                            12.047%
     402 Chester Rd
     Devon, PA  19333


                                        QUAKER SECTOR ALLOCATION EQUITY FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Alexandre Stepaniuk                                        23,213.880 shares                           20.391%
     7401 Mountain Ave
     Melrose Park, PA  19027

     Marc Miller IRA                                            17,454.556 shares                           15.332%
     Charlap & Miller
     320 King of Prussia Rd, Ste 201
     Radnor, PA  19087

     William Gallagher                                          14,196.126 shares                           12.470%
     1902 Silver Ave
     Abington, PA  19001-1115

     Alain T. Drooz IRA                                         6,533.715 shares                             5.739%
     11 Ambleside Dr.
     Belleair, FL  34616-1909

     Peter Waitneight                                           6,481.778 shares                             5.694%
     One Hunt Club Lane
     Malvern, PA  19355

                                             QUAKER SMALL-CAP VALUE FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Altru Company                                              42,041.429 shares                         36.327%**
     c/o Keystone Financial Trust Operations
     P.O. Box 2450
     Altoona, PA  16603-2450

     Theodore Aronson IRA                                       39,328.093 shares                         33.983%**
     1234 Country Club Lane
     Gladwyn, PA  19035

     Peter Waitneight IRA                                       6,529.654 shares                             5.642%
     One Hunt Club Lane
     Malvern, PA  19355


                                            QUAKER AGGRESSIVE GROWTH FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Manu Daftary IRA                                           28,518.226 shares                         28.102%**
     8 Waybridge Lane
     Wayland, MA  0177-4550

     Peter Scholfield                                           9,170.903 shares                             9.037%
     111 Cratin Lane
     West Chester, PA  19380

     Laurie Keyes                                               8,887.311 shares                             8.758%
     402 Chester Rd
     Devon, PA  19333

     Carolyn/William Stewart                                    6,896.758 shares                             6.796%
     357 Berkeley Road
     Devon, PA  19333

     Peter Waitneight IRA                                       6,316.208 shares                             6.224%
     One Hunt Club Lane
     Malvern, PA  19355


                                              QUAKER FIXED INCOME FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Peter Waitneight IRA                                       22,552.178 shares                         29.280%**
     One Hunt Club Lane
     Malvern, PA  19355

     F. P. Meadows Jr. IRA                                      13,145.318 shares                           17.067%
     P.O. Box 353
     Rocky Mount, NC  27802

     Laurie Keyes                                               5,562.917 shares                             7.222%
     402 Chester Rd
     Devon, PA  19333

     Ian Kravitz                                                5,205.982 shares                             6.759%
     140 Ocean Park Blvd #629
     Santa Monica, CA  90405

     E. Jane Mano                                               4,325.800 shares                             5.616%
     104 Curtis Court
     Wayne, PA  19087

     Stewart Kremer                                             4,115.230 shares                             5.343%
     58 East Princeton
     Bala Cynwyd, PA  19004


* The shares indicated are believed by the Trust to be owned both of record and beneficially.

** Pursuant to applicable SEC regulations, this shareholder is deemed to control the indicated Fund.

Investment Advisor. Information about the investment advisor to each Fund (each the "Advisor") and its duties and compensation as Advisor is contained in the Prospectus.

Compensation of the Advisor with regards to the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Small-Cap Value Fund, the Quaker
Sector Allocation Equity Fund, and the Quaker Mid-Cap Value Fund, based upon each Fund's average daily net assets, is at the annual rate of 0.75%.
Compensation of the Advisor with regards to the Quaker Enhanced Stock Market Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.50%. Compensation of the Advisor with regards to the Quaker Fixed Income Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.45%. For the fiscal year ended June 30, 1997, the Advisor waived all advisory fees. The total fees waived amounted to $1,589 for the Core Equity Fund, $3,457 for the Aggressive Growth Fund, $4,183 for the Small-Cap Value Fund, $2,387 for the Sector Allocation Equity Fund, $1,596 for the Enhanced Stock Market Fund, and $1,153 for the Fixed Income Fund.

Under each Advisory Agreement, the Advisor to each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator and Transfer Agent. The Trust has entered into a Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fee at the annual rate of 0.175% of the average daily net assets of each Fund on the first $50 million; 0.150% of the next $50 million; and 0.125% of its average daily net assets in excess of $100 million. In addition, the Administrator currently receives a base monthly fee of $2,000 for accounting and recordkeeping services for each Fund. The Administrator also charges each Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum fee of $3,000 per month per Fund for all of its fees taken in the aggregate, analyzed monthly.

For the fiscal year ended June 30, 1997, the Administrator received a portion of its aggregate administration fee in the amount of $11,511 for the Core Equity Fund (waiving $7,797 of its fees), $11,642 for the Aggressive Growth Fund (waiving $8,151 of its fees), $11,643 for the Small-Cap Value Fund (waiving $8,295 of its fees), $11,603 for the Sector Allocation Equity Fund (waiving $7,915 of its fees), $11,545 for the Enhanced Stock Market Fund (waiving $7,950 of its fees), and $11,513 for the Fixed Income Fund (waiving $7,872 of its fees).

The Administrator will perform the following services for each Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also will provide certain accounting and pricing services for each Fund.

With the approval of the Trust, the Administrator has contracted with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services by the Administrator and not directly by the Funds. The Administration Agreement with the Administrator provides for a monthly transfer agent fee based on the number of shareholders in each Fund, subject to a monthly minimum fee of $500. For the fiscal year ended June 30, 1997, the amounts paid by the Funds for transfer agency fees were included in the amount of Fund administration fees paid (and waived) as described above.

Distributor. Quaker Securities, Inc. (the "Distributor"), 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which each Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days prior written notice to the other party.

Sponsor. Quaker Funds, Inc. (the "Sponsor"), 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482, acts as sponsor for each Fund and provides certain shareholder services (more thoroughly described in the Prospectus) pursuant to a Shareholder Servicing Agreement between the Trust and the Sponsor for each Fund approved by the Board of Trustees of the Trust. The Shareholder Servicing Agreement may be terminated by each party upon 60 days prior written notice to the other party. No amounts were paid by the Funds to the Sponsor for shareholder services for the fiscal year ended June 30, 1997, the Sponsor having waived its fee in the amount of $530 for the Core Equity Fund, $1,153 for the Aggressive Growth Fund, $1,394 for the Small-Cap Value Fund, $796 for the Sector Allocation Equity Fund, $638 for the Enhanced Stock Market Fund, and $384 for the Fixed Income Fund. In addition, the Sponsor voluntarily reimbursed a portion of each Fund's operating expenses for the fiscal year ended June 30, 1997. The amount voluntarily reimbursed was $32,372 for the Core Equity Fund, $31,935 for the Aggressive Growth Fund (plus an additional amount of $11,100 as reimbursement for income taxes), $37,354 for the Small-Cap Value Fund, $31,733 for the Sector Allocation Equity Fund, $39,103 for the Enhanced Stock Market Fund, and $30,723 for the Fixed Income Fund.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Accountants. The firm of Goldenberg Rosenthal Friedlander, LLP, 101 West Avenue, P.O. Box 458, Jenkintown, Pennsylvania 19046-0468, serves as independent accountants for the Funds, and will audit the annual financial statements of the Funds, prepare each Fund's federal and state tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Funds will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 800-220-8888, or by writing to:

                           The Quaker Family of Funds
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor to each Fund based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Fund and the yield of the Fixed Income Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. Each Fund computes the "average annual total return" of each Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =       average annual total return.
               ERV =       ending  redeemable  value at the end of the  period
                           covered by the  computation of a hypothetical  $1,000
                           payment made at the beginning of the period.
                 P =       hypothetical initial payment of $1,000.
                 n =       period covered by the computation, expressed in terms
                           of years.

Each Fund may also compute the aggregate total return of each Fund, which is calculated in a similar manner, except that the results are not annualized. The calculation of average annual total return and aggregate total return assume that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The aggregate total return for the fiscal year from the inception of each Fund (November 25, 1996) through June 30, 1997, was 16.50% for the Core Equity Fund, 12.68% for the Aggressive Growth Fund, 20.35% for the Small-Cap Value Fund, 6.51% for the Sector Allocation Equity Fund, 19.04% for the Enhanced Stock Market Fund, and 1.57% for the Fixed Income Fund. These performance quotations should not be considered as representative of the performance of the Funds for any specified period in the future. Aggregate total return is calculated similarly to annual total return, except that the return is aggregated, rather than annualized.

The yield of the Fixed Income Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                            Yield =2[(A - B + 1)6-1]
                                       CD

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

For the thirty days ended June 30, 1997, the yield for the Fixed Income Fund was 5.35%.

Each Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Index. The Fixed Income Fund may also compare its performance with the Salomon Brothers Broad Investment Grade Index. The Small-Cap Value Fund may also compare its performance with the Russell 2000 Index. The Mid-Cap Value Fund may also compare its performance with the Russell Mid-Cap Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Each Fund may also occasionally cite statistics to reflect its volatility and risk. Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

Each Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of each Fund's performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for each Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time each Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the reflects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). Each Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

Comparative information about the yield of the Fixed Income Fund and about average rates of return on certificates of deposits, bank money market deposit accounts, money market mutual funds, and other similar types of investments may be included in Fixed Income Fund communications. A bank certificate of deposit, unlike the Fixed Income Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fixed Income Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fixed Income Fund's shares.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Funds may generally acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment Grade Debt Securities") or, if unrated, are in the Advisor's opinion comparable in quality to Investment Grade Debt Securities. The Fixed Income Fund, however, intends to limit its portfolio to a more restrictive quality criteria, limiting portfolio investment to those securities in the three highest ratings, as described below, or if not rated, of equivalent quality as determined by the Advisor to the Fixed Income Fund. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Group. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

               QUAKER ENHANCED STOCK MARKET FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

------------------------------------------
            Quaker Enhanced
           Stock Market Fund       S&P 500
------------------------------------------
11/25/96          25000             25000
11/30/96          25000             24943
12/31/96          25393             24515
1/31/97           26621             26047
2/28/97           26746             26251
3/31/97           25518             25173
4/30/97           26997             26675
5/31/97           28551             28299
6/30/97           29761             29639


This graph depicts the performance of the Quaker Enhanced Stock Market Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Enhanced Stock Market Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

         Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            19.04%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $29,761- total investment return of 19.04% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Enhanced Stock Market Fund, managed by John Dorian of Fiduciary Asset Management, has outperformed the S&P 500 Index from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 19.0% while the Index grew by 18.6%. For three months ending with June, the Fund returned 16.6% compared with 17.7% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,

/s/ Peter F. Waitneight
Peter F. Waitneight
President

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.87%

   Advertising - 0.63%
      Gannett Company, Inc.                          50                   $4,937
                                                     --                   ------

   Aerospace & Defense - 2.81%
      The Boeing Company                             20                    1,061
      Lockheed Martin Corporation                    50                    5,178
      United Technologies Corporation               190                   15,770
                                                    ---                   ------
                                                                          22,009
    Agriculture - 0.70%
      Deere & Company                               100                    5,488

   Auto Parts - Original Equipment - 1.20%
      Cummins Engine Company                         50                    3,528
      Federal-Mogul Corporation                      50                    1,750
      Honeywell, Inc.                                30                    2,276
      PACCAR Inc.                                    40                    1,858
                                                     --                    -----
                                                                           9,412
   Auto & Trucks - 2.73%
      Arvin Industries, Inc.                         40                    1,090
      Borg-Warner Automotive, Inc.                   30                    1,621
      Chrysler Corporation                          180                    5,917
      Ford Motor Company                            130                    4,940
      General Motors Corporation                     90                    5,011
   (a)Navistar International Corporation            160                    2,760
                                                    ---                    -----
                                                                          21,339
   Beverages - 5.07%
      The Coca-Cola Company                         380                   26,528
      PepsiCo, Inc.                                 350                   13,169
                                                    ---                   ------
                                                                          39,697
   Building Materials - 0.19%
      Lowe's Companies, Inc.                         40                    1,490

   Chemicals - 3.88%
      Air Products and Chemicals, Inc.               30                    2,438
      Dow Chemical Company                          100                    8,744
      E.I. du Pont de Nemours and Company           220                   13,833
      Monsanto Company                               50                    2,153
      Rohm & Haas Company                            20                    1,801
      Union Carbide Corporation                      30                    1,412
                                                     --                    -----
                                                                          30,381



                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Commercial Services - 0.52%
      Dun & Bradstreet Corporation                   90                   $2,363
      Ogden Corporation                              80                    1,740
                                                     --                    -----
                                                                           4,103
   Computers - 4.37%
   (a)Applied Magnetics Corporation                  10                      226
   (a)Compaq Computer Corporation                    40                    3,970
   (a)Data General Corporation                       30                      780
   (a)Dell Computer Corporation                      20                    2,348
   (a)Gateway 2000, Inc.                             20                      648
      International Business Machines Corp          140                   12,626
      Quantum Corporation                           200                    4,075
   (a)Seagate Technology, Inc.                       30                    1,057
   (a)Stratus Computer, Inc.                         60                    3,000
   (a)Sun Microsystems, Inc.                         70                    2,605
   (a)Tandem Computers, Inc.                        140                    2,835
                                                    ---                    -----
                                                                          34,170
   Computer Software & Services - 2.77%
      Adobe Systems, Inc.                            20                      701
   (a)Microsoft Corporation                         150                   18,956
   (a)Oracle Corporation                             40                    2,015
                                                     --                    -----
                                                                          21,672
   Cosmetics & Personal Care - 1.32%
      Alberto-Culver Company                        180                    5,040
      Avon Products, Inc.                            60                    4,253
   (a)Blythe Industries, Inc.                        30                    1,003
                                                     --                    -----
                                                                          10,296
   Electrical Equipment - 0.87%
      GPU, Inc.                                      20                      718
   (a)Niagara Mohawk Power Corporation              400                    3,425
      Public Service Company of New Mexico          150                    2,681
                                                    ---                    -----
                                                                           6,824
   Electronics - 3.17%
      General Electric Company                      300                   19,613
      Motorola, Inc.                                 60                    4,560
   (a)National Semiconductor Corporation             20                      613
                                                     --                      ---
                                                                          24,786
   Electronics - Semiconductor - 2.11%
   (a)Applied Materials, Inc.                        30                    2,124
      Intel Corporation                              90                   12,763
      Micron Technology, Inc.                        40                    1,598
                                                     --                    -----
                                                                          16,485

                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Entertainment - 2.90%
      King World Productions, Inc.                   40                   $1,400
      The Walt Disney Company                       270                   21,296
                                                    ---                   ------
                                                                          22,696
   Financial - Banks, Commercial - 5.39%
      AmSouth Bancorporation                        315                   11,970
      BankAmerica Corporation                        20                    1,290
      Citicorp                                       30                    3,617
      First of America Bank Corporation              70                    3,220
      First Union Corporation                        50                    4,650
      NationsBank Corporation                        50                    3,225
      Norwest Corporation                            30                    1,688
      State Street Corporation                       20                      941
      SunTrust Banks, Inc.                           20                    1,101
      Wachovia Corporation                          180                   10,496
                                                    ---                   ------
                                                                          42,198
   Financial - Banks, Money Center - 0.27%
      J.P. Morgan & Company Incorporated             10                    1,044
      Republic New York Corporation                  10                    1,075
                                                     --                    -----
                                                                           2,119
   Financial - Commodities Trading - 0.40%
      Countrywide Credit Industries, Inc.           100                    3,106

   Financial - Savings/Loans/Thrift - 0.99%
      H.F. Ahmanson & Company                       150                    6,450
      Student Loan Marketing Association             10                    1,270
                                                     --                    -----
                                                                           7,720
   Financial - Securities Brokers - 3.12%
      Bear Stearns Companies, Inc.                  150                    5,128
      Franklin Resources, Inc.                       20                    1,451
      Lehman Brothers Holdings, Inc.                 40                    1,620
      Merrill Lynch & Company, Inc.                 160                    9,540
      Salomon, Inc.                                 120                    6,645
                                                    ---                    -----
                                                                          24,384
   Financial Services - 0.38%
      American Express Company                       40                    2,980








                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Food - Processing - 1.72%
      Campbell Soup Company                          50                   $2,444
      Dean Foods Company                             30                    1,211
      Heinz (H.J.) Company                           40                    1,845
      Philip Morris Companies Inc.                  180                    7,976
                                                    ---                    -----
                                                                          13,476
   Food - Wholesale - 0.81%
      Fleming Companies, Inc.                        30                      540
      Quaker Oats Company                            20                      888
      Ralston-Ralston Purina Group                   60                    4,931
                                                     --                    -----
                                                                           6,359
   Foreign Securities - 2.52%
      British Telecommunications plc                 30                    2,227
      Canadian Pacific, Ltd.                        100                    2,843
      Northern Telecom Limited                       90                    8,190
      Royal Dutch Petroleum Company                 120                    6,443
                                                    ---                    -----
                                                                          19,703
   Homebuilders - 0.46%
      Centex Corporation                             80                    3,285
      Pulte Corporation                              10                      346
                                                     --                      ---
                                                                           3,631
   Household Products & Housewares - 3.40%
      Procter & Gamble Company                      190                   26,624

   Insurance - Life & Health - 0.38%
      AFLAC, Inc.                                    30                    1,478
      SunAmerica, Inc.                               30                    1,463
                                                     --                    -----
                                                                           2,941
   Insurance - Multiline - 4.84%
      Aetna, Inc.                                    30                    3,071
      Allstate Corporation                           60                    4,380
      American International Group, Inc.            110                   16,431
      Chubb Corporation                              20                    1,338
      CIGNA Corporation                              30                    5,325
      General Re Corporation                         30                    5,460
      Travelers Group, Inc.                          30                    1,892
                                                     --                    -----
                                                                          37,897
   Insurance - Property & Casualty - 0.47%
      Everest Reinsurance Holdings, Inc.             70                    2,774
      Progressive Corporation                        10                      870
                                                     --                      ---
                                                                           3,644


                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Leisure Time - 0.64%
      Brunswick Corporation                         160                   $5,000

   Machine - Construction & Mining - 0.83%
      Caterpillar Inc.                               50                    5,381
   (a)USG Corporation                                30                    1,088
                                                     --                    -----
                                                                           6,469
   Machine - Diversified - 1.15%
      Cooper Industries, Inc.                       130                    6,468
      Crane Company                                  60                    2,509
                                                     --                    -----
                                                                           8,977
   Medical - Biotechnology - 0.37%
   (a)Amgen, Inc.                                    50                    2,906

   Medical - Hospital Management & Service - 0.99%
   (a)Beverly Enterprises, Inc.                     200                    3,250
      Columbia/HCA Healthcare Corporation            50                    1,966
      Guidant Corporation                            30                    2,550
                                                     --                    -----
                                                                           7,766
   Medical Supplies - 3.29%
   (a)Acuson Corporation                             40                      920
      American Home Products Corporation             20                    1,530
      Johnson & Johnson                             110                    7,013
      Pfizer Inc.                                    80                    9,560
      Schering-Plough Corporation                   140                    6,720
                                                    ---                    -----
                                                                          25,743
   Metals - Diversified - 0.44%
      Phelps Dodge Corporation                       40                    3,408

   Mining - 0.63%
      Asarco, Inc.                                  160                    4,900

   Miscellaneous - Distribution & Wholesale - 0.07%
      Corning Inc.                                   10                      556

   Office & Business Equipment - 1.91%
      Xerox Corporation                             190                   14,986

   Oil & Gas - Domestic - 0.48%
      Sun Company, Inc.                             120                    3,720



                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Oil & Gas - Equipment & Services - 1.66%
      Baker Hughes Incorporated                      80                   $3,095
   (a)Global Marine Inc.                             30                      699
      Schlumberger Ltd.                              70                    8,750
      Tidewater, Inc.                                10                      440
                                                     --                      ---
                                                                          12,984
   Oil & Gas - Exploration - 1.92%
      Burlington Resources, Inc.                     50                    2,206
      Columbia Gas System, Inc.                      40                    2,610
      Kerr-McGee Corporation                         40                    2,535
      Mobil Corporation                              80                    5,590
      Union Texas Petroleum Holdings, Inc.          100                    2,087
                                                    ---                    -----
                                                                          15,028
   Oil & Gas - International - 4.62%
      Amerada Hess Corporation                      110                    6,111
      Chevron Corporation                            40                    2,958
      Exxon Corporation                             320                   19,680
      Helmerich & Payne, Inc.                        20                    1,153
      Texaco Inc.                                    10                    1,088
      USX-Marathon Group                            180                    5,198
                                                    ---                    -----
                                                                          36,188
   Packaging & Containers - 0.38%
      Kimberly-Clark Corporation                     60                    2,985

   Pharmaceuticals - 6.34%
      Abbott Laboratories                            90                    6,008
      Bristol-Myers Squibb Company                  170                   13,770
      Merck & Co., Inc.                             180                   18,630
      Warner-Lambert Company                         90                   11,183
                                                     --                   ------
                                                                          49,591
   Retail - Apparel - 0.37%
      Nike, Inc.                                     50                    2,919

   Retail - Department Stores - 2.97%
      Dayton Hudson Corporation                     100                    5,319
   (a)Kmart Corporation                              90                    1,103
      Sears, Roebuck and Co.                        220                   11,825
      Wal-Mart Stores, Inc.                          90                    3,043
   (a)Woolworth Corporation                          80                    1,920
                                                     --                    -----
                                                                          23,210



                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Retail - General Merchandise - 0.11%
   (a)Mac Frugals Bargains Close-Outs, Inc           30                     $853

   Retail - Grocery - 0.36%
   (a)Costco Companies, Inc.                         30                      986
   (a)Safeway, Inc.                                  40                    1,845
                                                     --                    -----
                                                                           2,831
   Retail - Specialty Line - 0.50%
      Home Depot, Inc.                               10                      691
      Jostens, Inc.                                  20                      526
   (a)Lands' End, Inc.                               20                      590
      Tiffany & Co.                                  30                    1,386
   (a)Toys "R" Us, Inc.                              20                      700
                                                     --                      ---
                                                                           3,893
   Telecommunications - 0.31%
      Lucent Technologies, Inc.                      20                    1,441
      Time Warner, Inc.                              20                      965
                                                     --                      ---
                                                                           2,406
   Textiles - 0.04%
      Russell Corporation                            10                      296

   Tire & Rubber - 0.14%
      Cooper Tire and Rubber Company                 50                    1,100

   Tobacco - 0.63%
      RJR Nabisco Holdings Corp.                    150                    4,950

   Transportation - Air - 0.63%
      Delta Air Lines, Inc.                          60                    4,920

   Utilities - Electric - 0.47%
      Montana Power Company                         160                    3,710

   Utilities - Telecommunications - 4.23%
      Ameritech Corporation                         170                   11,549
      AT & T Corporation                            200                    7,013
      BellSouth Corporation                         220                   10,203
      GTE Corporation                                50                    2,194
      US WEST Communications Group                   60                    2,261
                                                     --                    -----
                                                                          33,220

      Total Common Stocks (Cost $661,818)                                758,082

                                                                    (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                         Value
                                               Shares                  (note 1)
--------------------------------------------------------------------------------
   INVESTMENT COMPANY - 0.96%

    Evergreen Money Market Treasury Institutional Money
    Market Fund Institutional Service Shares
    (Cost $7,492)                                 7,492                   $7,492



Total Value of Investments (Cost $669,310 (b))             97.83%       $765,574
Other Assets Less Liabilities                               2.17%         17,000
                                                            ----          ------
   Net Assets                                             100.00%       $782,574
                                                          ======        ========




(a)  Non-income producing investment.

(b) Aggregate cost for financial reporting and federal income tax purposes is t appreciation (depreciation) of investments for financial reporting and fede is as follows:


      Unrealized appreciation                                           $99,877
      Unrealized depreciation                                            (3,613)
                                                                         ------
               Net unrealized appreciation                              $96,264
                                                                        =======


















See accompanying notes to financial statements

                        QUAKER ENHANCED STOCK MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 1997


ASSETS
   Investments, at value (cost $669,310) .........................    $ 765,574
   Cash ..........................................................        3,251
   Income receivable .............................................        1,164
   Deferred organization expenses, net (notes 2 and 4) ...........       29,289
                                                                      ---------
      Total assets ...............................................      799,278
                                                                      ---------
LIABILITIES
   Accrued expenses ..............................................        9,212
   Due to fund sponsor (note 3) ..................................        7,492
                                                                      ---------
      Total liabilities ..........................................       16,704
                                                                      ---------
NET ASSETS
   (applicable to 66,160 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized) ....    $ 782,574
                                                                      =========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($782,574 / 66,160 shares) ....................................    $   11.83
                                                                      =========
NET ASSETS CONSIST OF
   Paid-in capital ...............................................    $ 689,394
   Undistributed net investment income ...........................           65
   Accumulated net realized loss on investments ..................       (3,149)
   Net unrealized oappreciation on investments ...................       96,264
                                                                      ---------
                                                                      $ 782,574
                                                                      =========






















See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997

INVESTMENT INCOME

   Income
      Interest ....................................................    $  1,408
      Dividends ...................................................       5,360
                                                                       --------
         Total income .............................................       6,768
                                                                       --------
   Expenses
      Investment advisory fees (note 2) ...........................       1,596
      Fund administration fees (note 2) ...........................         558
      Custody fees ................................................       5,303
      Registration and filing administration fees (note 2) ........         733
      Fund accounting fees (note 2) ...............................      14,600
      Audit fees ..................................................       4,500
      Legal fees ..................................................       2,779
      Securities pricing fees .....................................       6,514
      Shareholder servicing fees (note 3) .........................         638
      Shareholder recordkeeping fees (note 2) .....................       3,604
      Shareholder servicing expenses ..............................       1,165
      Registration and filing expenses ............................         300
      Printing expenses ...........................................       1,910
      Amortization of deferred organization expenses (note 4) .....       4,035
      Trustee fees and meeting expenses ...........................         269
      Other operating expenses ....................................       3,944
                                                                       --------
         Total expenses ...........................................      52,448
                                                                       --------
         Less:
            Expense reimbursements (note 3) .......................     (39,103)
            Investment advisory fees waived (note 2) ..............      (1,596)
            Fund administration fees waived (note 2) ..............      (7,950)
            Shareholder servicing fees waived (note 3) ............        (638)
                                                                       --------
         Net expenses .............................................       3,161
                                                                       --------
            Net investment income .................................       3,607
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss from investment transactions .................      (3,149)
   Increase in unrealized appreciation on investments .............      96,264
                                                                       --------
      Net realized and unrealized gain on investments .............      93,115
                                                                       --------
         Net increase in net assets resulting from operations .....    $ 96,722
                                                                       ========


See accompanying notes to financial statements

                          QUAKER ENHANCED STOCK MARKET FUND

                          STATEMENT OF CHANGES IN NET ASSETS

                            Period from November 25, 1996
                           (commencement of operations) to
                                    June 30, 1997



INCREASE IN NET ASSETS

  Operations
     Net investment income ..............................................   $   3,607
     Net realized loss from investment transactions .....................      (3,149)
     Increase in unrealized appreciation on investments .................      96,264
                                                                            ---------
        Net increase in net assets resulting from operations ............      96,722
                                                                            ---------
  Distributions to shareholders from
     Net investment income ..............................................      (3,542)
                                                                            ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)     689,394
                                                                            ---------
           Total increase in net assets .................................     782,574
                                                                            ---------
NET ASSETS

  Beginning of period ...................................................           0
                                                                            ---------
  End of period (including undistributed net investment income ..........   $ 782,574
                 of $65)                                                    =========

(a) A summary of capital share activity follows:

                                                               ----------------------
                                                                  Shares        Value
                                                               ----------------------
Shares sold .................................................     67,743    $ 707,083
Shares issued for reinvestment of distributions .............        301        3,442
                                                                 -------    ---------
                                                                  68,044      710,525

Shares redeemed .............................................     (1,884)     (21,131)
                                                                 -------    ---------
  Net increase ..............................................     66,160    $ 689,394
                                                                 =======    =========





See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (Commencement of operations) to
                                 June 30, 1997




Net asset value, beginning of period ........................        $10.00
                                                                   --------

  Income from investment operations
    Net investment income ...................................          0.07
    Net realized and unrealized gain on investments .........          1.83
                                                                   --------
       Total from investment operations .....................          1.90
                                                                   --------
  Distributions to shareholders from
    Net investment income ...................................         (0.07)
                                                                   --------
Net asset value, end of period ..............................        $11.83
                                                                   ========

Total return ................................................         19.04 %(c)
                                                                   ========

Ratios/supplemental data

  Net assets, end of period .................................      $782,574
                                                                   ========
  Ratio of expenses to average net assets
    Before expense reimbursements and waived fees ...........         16.44 %(a)
    After expense reimbursements and waived fees ............          1.00 %(a)

  Ratio of net investment income (loss) to average net assets
    Before expense reimbursements and waived fees ...........        (14.32)%(a)
    After expense reimbursements and waived fees ............          1.14 %(a)


  Portfolio turnover rate ...................................         34.26 %

  Average broker commissions per share ......................         $0.0203(b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total port commissions were charged.

(c)  Aggregate total return, not annualized.




See accompanying notes to financial statements

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Enhanced Stock Market Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent of October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



     results could differ from those estimates.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Fiduciary Asset Management Company (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $1,596 ($0.03 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The administrator has voluntarily waived a portion of its fee amounting to $7,950 ($0.16 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $416 for purchases and sales of investments, other than short-term investments for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. ("the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for the services, Quaker Funds, Inc. receives 0.20% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $638 and has reimbursed expenses totaling $39,103 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $842,561 and $170,102, respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Enhanced Stock Market Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER ENHANCED STOCK MARKET FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER ENHANCED STOCK MARKET FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.





/s/ Goldenberg Rosenthal Friedlander, LLP


Jenkintown, Pennsylvania

                            QUAKER CORE EQUITY FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

-------------------------------------------
                  Quaker
                   Core
                  Equity      S & P 500
-------------------------------------------
11/25/96          25000         25000
11/30/96          24875         24943
12/31/96          24500         24515
1/31/97           25928         26047
2/28/97           26229         26251
3/31/97           24575         25173
4/30/97           26028         26675
5/31/97           27807         28299
6/30/97           29125         29639


This graph depicts the performance of the Quaker Core Equity Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Core Equity Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            16.50%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $29,125- total investment return of 16.50% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                 July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Core Equity Fund, managed by Bruce Marra of West Chester Capital Advisors, has performed well from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 16.5% while the S&P 500 Index grew by 18.6%. For three months ending with June, the Fund returned 18.5% compared with 17.7% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.77%

   Aerospace & Defense - 5.07%
      The Boeing Company                          300                $15,919
      Lockheed Martin Corporation                 100                 10,356
                                                  ---                 ------
                                                                      26,275
   Beverages - 2.18%
      PepsiCo, Inc.                               300                 11,287

   Computer Software & Services - 13.50%
      Automatic Data Processing, Inc.             200                  9,325
   (a)Ceridian Corporation                        300                 12,675
   (a)Cisco Systems, Inc.                         200                 13,425
      Computer Associates International, I        400                 22,275
      Electronic Data Systems                     300                 12,300
                                                  ---                 ------
                                                                      70,000
   Cosmetics & Personal Care - 2.52%
      Colgate-Palmolive Company                   200                 13,050

   Electronics - 5.76%
      General Electric Company                    200                 13,075
      Hewlett-Packard Company                     300                 16,800
                                                  ---                 ------
                                                                      29,875
   Electronics - Semiconductor - 4.20%
      Intel Corporation                           100                 14,181
      Motorola, Inc.                              100                  7,600
                                                  ---                  -----
                                                                      21,781
   Engineering & Construction - 2.13%
      Fluor Corporation                           200                 11,025

   Financial Services - 9.46%
      Fannie Mae                                  300                 13,087
      Franklin Resources, Inc.                    300                 21,769
      Morgan Stanley, Dean Witter, Discove        330                 14,211
                                                  ---                 ------
                                                                      49,067
   Financial - Banks, Money Center - 8.57%
      Citicorp                                    100                 12,056
      J. P. Morgan & Company, Incorporated        100                 10,437
      Mellon Bank Corporation                     200                  9,025
      NationsBank Corporation                     200                 12,900
                                                  ---                 ------
                                                                      44,418




                                                                 (Continued)

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Food - Processing - 7.76%
      Heinz (H.J) Company                         200                 $9,225
      Hershey Foods Corporation                   200                 11,062
      Philip Morris Companies, Inc.               450                 19,941
                                                  ---                 ------
                                                                      40,228
   Household Products & Housewares - 2.70%
      Procter & Gamble Company                    100                 14,013

   Insurance - Life & Health - 1.90%
      AFLAC, Inc.                                 200                  9,850

   Insurance - Multiline - 2.88%
      American International Group, Inc.          100                 14,937

   Medical - Biotechnology - 4.61%
      Pfizer, Inc.                                200                 23,900

   Office & Business Equipment - 5.24%
      Ikon Office Solutions                       300                  7,463
      Xerox Corporation                           250                 19,719
                                                  ---                 ------
                                                                      27,182
   Oil & Gas - Equipment & Services - 3.62%
      Schlumberger, Ltd.                          150                 18,750

   Oil & Gas - Exploration - 1.06%
      El Paso Natural Gas Company                 100                  5,500

   Oil & Gas - International - 3.80%
      Chevron Corporation                         100                  7,394
      Exxon Corporation                           200                 12,300
                                                  ---                 ------
                                                                      19,694
   Pharmaceuticals - 2.00%
      Merck & Co., Inc.                           100                 10,350

   Restaurants & Food Service - 0.93%
      McDonald's Corporation                      100                  4,831

   Retail- Apparel - 1.12%
      Nike, Inc.                                  100                  5,838




                                                                 (Continued)

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Telecommunications Equipment - 4.53%
      Lucent Technologies, Inc.                   200                $14,413
      Northern Telecom Limited                    100                  9,100
                                                  ---                  -----
                                                                      23,513
   Wholesale - Special Line - 1.23%
      Unisource Worldwide, Inc.                   400                  6,400


TOTAL COMMON STOCKS (Cost $433,404)                                  501,764
                                                                     -------
INVESTMENT COMPANY -  1.28%

   Evergreen Money Market Treasury Institutional Money
      Market Fund Institutional Service Sh      6,669                  6,669
      (Cost $6,669)


Total Value of Investments (Cost $440,073 (b))           98.05%      508,433
Other Assets                                              1.95%       10,092
                                                          ----        ------
   Net Assets                                           100.00%     $518,525
                                                        ======      ========




(a)  Non-income producing investment.


(b) Aggregate cost for federal income tax purposes is $440,098. Unrealized appreciation (depreciation)of investments for federal income tax purposes is as follows:



      Unrealized appreciation                                        $76,310
      Unrealized depreciation                                         (7,975)
                                                                     -------
               Net unrealized appreciation                           $68,335
                                                                     =======






See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $440,073) ....................   $ 508,433
   Cash .....................................................         132
   Income receivable ........................................         594
   Deferred organization expenses, net (notes 2 and 4) ......      29,289
                                                                ---------
      Total assets ..........................................     538,448
                                                                ---------
LIABILITIES
   Accrued expenses .........................................       8,044
   Due to fund sponsor (note 3) .............................      11,879
                                                                ---------
      Total liabilities .....................................      19,923
                                                                ---------
NET ASSETS
   (applicable to 44,663 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized)   $ 518,525
                                                                =========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($518,525 / 44,663 shares) ...............................   $   11.61
                                                                =========

NET ASSETS CONSIST OF
   Paid-in capital ..........................................   $ 454,167
   Accumulated net realized loss on investments .............      (4,002)
   Net unrealized appreciation on investments ...............      68,360
                                                                ---------
                                                                $ 518,525
                                                                =========










See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997

INVESTMENT INCOME

   Income
      Dividends .............................................   $  3,288
      Interest ..............................................        597
                                                                --------
         Total income .......................................      3,885
                                                                --------
   Expenses
      Investment advisory fees (note 2) .....................      1,589
      Fund administration fees (note 2) .....................        371
      Custody fees ..........................................      2,646
      Registration and filing administration fees (note 2 ) .        733
      Fund accounting fees (note 2) .........................     14,600
      Audit fees ............................................      4,500
      Legal fees ............................................      2,779
      Securities pricing fees ...............................      2,206
      Shareholder servicing fees (note 3) ...................        530
      Shareholder recordkeeping fees (note 2) ...............      3,604
      Shareholder servicing expenses ........................      1,143
      Registration and filing expenses ......................        300
      Printing expenses .....................................      1,908
      Amortization of deferred organization expenses (note 4)      4,035
      Trustee fees and meeting expenses .....................        269
      Other operating expenses ..............................      3,936
                                                                --------
         Total expenses .....................................     45,149
                                                                --------
         Less:
            Expense reimbursements (note 3) .................    (32,372)
            Investment advisory fees waived (note 2) ........     (1,589)
            Fund administration fees waived (note 2) ........     (7,797)
            Shareholder servicing fees waived (note 3) ......       (530)
                                                                --------
         Net expenses .......................................      2,861
                                                                --------
            Net investment income ...........................      1,024
                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss from investment transactions ...........     (4,002)
   Increase in unrealized appreciation on investments ......      68,360
                                                                --------
      Net realized and unrealized gain on investments .......     64,358
                                                                --------
         Net increase in net assets resulting from operations   $ 65,382
                                                                ========


See accompanying notes to financial statements

                                  QUAKER CORE EQUITY FUND

                            STATEMENT OF CHANGES IN NET ASSETS

                               Period from November 25, 1996
                              (commencement of operations) to
                                       June 30, 1997



INCREASE IN NET ASSETS

  Operations
     Net investment income .................................................   $   1,024
     Net realized loss from investment transactions ........................      (4,002)
     Increase in unrealized appreciation on investments ....................      68,360
                                                                               ---------
        Net increase in net assets resulting from operations ...............      65,382
                                                                               ---------
  Distributions to shareholders from
     Net investment income .................................................      (1,024)
                                                                               ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ..     454,167
                                                                               ---------
           Total increase in net assets ....................................     518,525

NET ASSETS

  Beginning of period ......................................................           0
                                                                               ---------
  End of period ............................................................   $ 518,525
                                                                               =========


(a) A summary of capital share activity follows:

                                                                      -------------------
                                                                       Shares       Value
                                                                      -------------------
Shares sold .......................................................   45,060    $ 458,899

Shares issued for reinvestment of distributions ...................       93        1,024
                                                                      ------    ---------
                                                                      45,153      459,923

Shares redeemed ...................................................     (490)      (5,756)
                                                                      ------    ---------
  Net increase ....................................................   44,663    $ 454,167
                                                                      ======    =========








See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997



Net asset value, beginning of period .........................      $10.00
                                                                 ---------
   Income from investment operations
      Net investment income ..................................        0.04
      Net realized and unrealized gain on investments ........        1.61
                                                                 ---------
         Total from investment operations ....................        1.65
                                                                 ---------
   Distributions to shareholders from
      Net investment income ..................................       (0.04)
                                                                 ---------
Net asset value, end of period ...............................      $11.61
                                                                 =========

Total return .................................................       16.50%(c)
                                                                 =========

Ratios/supplemental data

   Net assets, end of period .................................    $518,525
                                                                 =========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ..........       21.30 %(a)
      After expense reimbursements and waived fees ...........        1.35 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees ..........      (19.47)%(a)
      After expense reimbursements and waived fees ...........        0.49 %(a)


   Portfolio turnover rate ...................................       11.49 %(a)

   Average broker commissions per share ......................       $0.2356(b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio commissions were charged.

(c)  Aggregate total return, not annualized.





See accompanying notes to financial statements

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Core Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997





F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, West Chester Capital Advisors, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $1,589 ($0.05 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $7,797 ($.23 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $1,979 for purchases and sales of investments, other than short-term investments for the period ended June 30, 1997.

                            QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997


Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $530 and has reimbursed expenses totaling $32,372 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $475,085 and $37,680 respectively, for the period ended June 30, 1997.

                         Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Core Equity Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER CORE EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER CORE EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.




/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                          QUAKER AGRESSIVE GROWTH FUND
                     Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

-------------------------------------------
                Quaker
                Aggressive
                Growth
                Fund            S&P 500
-------------------------------------------
11/25/96        25000            25000
11/30/96        25000            24943
12/31/96        25858            24515
1/31/97         27660            26047
2/28/97         27560            26251
3/31/97         26133            25173
4/30/97         24581            26675
5/31/97         26383            28299
6/30/97         28169            29639

This graph depicts the performance of the Quaker Aggressive Growth Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Agressive Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            12.68%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $28,169 - total investment return of 12.68% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Aggressive Growth Fund, managed by Manu Daftary of DG Capital Management, has not fully participated in the rise of the market from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 12.7% while the S&P 500 Index grew by 18.6%. For three months ending with June, the Fund returned 7.8% compared with 17.7% for the Index. The Fund became defensive and raised cash in April when the market moved downward, and did not fully participate in the strong recovery later in the quarter.


We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                          QUAKER AGGRESSIVE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1997
---------------------------------------------------------------------------------------------
                                                                                    Value
                                                            Shares                 (note 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS - 83.68%

   Auto Parts - Replacement Equipment - 3.12%
      Federal Mogul Corporation                                 1,000                $35,000

   Chemicals - Specialty - 2.34%
      Great Lakes Chemical Corporation                            500                 26,187

   Computers - 1.75%
   (a)Zitel Corporation                                         1,000                 19,625

   Computer Software & Services - 7.27%
      Autodesk, Inc.                                              400                 15,325
   (a)BMC Software, Inc.                                          300                 16,612
   (a)Cisco Systems, Inc.                                         400                 26,850
   (a)Netscape Communications Corporation                         200                  6,413
   (a)Summit Design, Inc.                                       2,000                 16,250
                                                                -----                 ------
                                                                                      81,450
   Diversified Operations - 3.86%
      Corning Inc.                                                300                 16,687
      Textron, Inc.                                               400                 26,550
                                                                  ---                 ------
                                                                                      43,237
   Electronics - 1.41%
   (a)Lo-Jack Corporation                                       1,100                 15,812

   Electronics - Semiconductor - 8.15%
   (a)Asyst Technologies, Inc.                                    600                 26,400
   (a)Dupont Photomasks, Inc.                                     500                 27,000
   (a)PRI Automation, Inc.                                      1,000                 37,938
                                                                -----                 ------
                                                                                      91,338
   Financial - Banks, Commercial - 4.57%
      MBNA Corporation                                          1,000                 36,625
      Northern Trust Corporation                                  300                 14,513
                                                                  ---                 ------
                                                                                      51,138
   Financial - Savings/Loans/Thrifts - 1.60%
      Washington Mutual, Inc.                                     300                 17,925

   Financial Services - 4.31%
      Federal Home Loan Mortgage                                  700                 24,544
      Stifel Financial Corporation                              2,000                 23,750
                                                                -----                 ------
                                                                                      48,294
   Food Processing - 1.20%
      Wrigley (WM) Jr. Company                                    200                 13,450

   Food - Wholesale - 1.97%
   (a)Ralcorp Holdings, Inc.                                    1,500                 22,125

                                                                                 (Continued)

                                QUAKER AGGRESSIVE GROWTH FUND

                                  PORTFOLIO OF INVESTMENTS

                                        June 30, 1997

---------------------------------------------------------------------------------------------
                                                                                    Value
                                                            Shares                 (note 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Furniture & Home Appliances - 2.19%
      Windmere-Durable Holdings Inc.                            1,500                $24,562

   Insurance - Multiline - 2.61%
      The Hartford Financial Services Group Inc.                  200                 16,625
      Travelers Group, Inc.                                       200                 12,612
                                                                  ---                 ------
                                                                                      29,237
   Insurance - Property & Casualty - 2.84%
      Reliance Group Holdings, Inc.                             1,000                 11,875
      Travelers Property Casualty Corporation                     500                 19,938
                                                                  ---                 ------
                                                                                      31,813
   Imaging - 1.37%
      Eastman Kodak Company                                       200                 15,350

   Lodging - 1.33%
   (a)Extended Stay America, Inc.                               1,000                 14,875

   Machine - Diversified - 5.61%
      AGCO Corporation                                            500                 17,937
      Deere & Company                                             300                 16,463
   (a)ITEQ, Inc.                                                3,000                 28,500
                                                                -----                 ------
                                                                                      62,900
   Medical - Biotechnology - 1.56%
   (a)Molecular Devices Corporation                             1,000                 17,500

   Medical Supplies - 2.74%
   (a)Boston Scientific Corporation                               500                 30,719

   Oil & Gas - Equipment & Services - 1.19%
   (a)Reading & Bates Corporation                                 500                 13,375

   Oil & Gas - Exploration - 1.67%
   (a)Frontier Natural Gas Corporation                         10,000                 18,750

   Packaging & Containers - 1.38%
   (a)Owens-Illinois, Inc.                                        500                 15,500

   Pharmaceuticals - 6.07%
      American Home Products Corporation                          300                 22,950
   (a)Astra AB                                                  1,067                 20,267
      Warner-Lambert Company                                      200                 24,850
                                                                  ---                 ------
                                                                                      68,067


                                                                                 (Continued)

                                QUAKER AGGRESSIVE GROWTH FUND

                                  PORTFOLIO OF INVESTMENTS

                                        June 30, 1997

---------------------------------------------------------------------------------------------
                                                                                    Value
                                                            Shares                 (note 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Retail - Apparel - 0.94%
      TJX Companies, Inc.                                         400                $10,550

   Retail - Department Stores - 1.42%
      Dayton Hudson Corporation                                   300                 15,956

   Telecommunications - 3.14%
   (a)SmarTalk Teleservices Inc.                                1,000                 15,500
      Telefonaktiebolaget LM Ericsson                             500                 19,688
                                                                  ---                 ------
                                                                                      35,188
   Telecommunications Equipment - 1.29%
      Lucent Technologies, Inc.                                   200                 14,413

   Tobacco - 1.98%
      Philip Morris Companies, Inc.                               500                 22,156

   Transportation - Rail - 1.60%
      Burlington Northern Santa Fe                                200                 17,975

   Trucking & Leasing - 1.20%
      CNF Transportation Inc.                                     400                 13,475

   Total Common Stocks (Cost $884,905)                                               937,942
                                                                                     -------


INVESTMENT COMPANY - 11.92%

   Evergreen Money Market Treasury Institutional Money         66,825                 66,825
      Market Fund Institutional Service Shares
   Evergreen Money Market Treasury Instititutional Treasury    66,825                 66,825
      Money Market Fund Institutional Service Shares           ------                -------

      Total Investment Company (Cost $133,650)                                       133,650
                                                                                     -------

Total Value of Investments (Cost $1,018,555 (b))                         95.60 %   1,071,592
Other Assets less Liabilities                                             4.40 %      49,364
                                                                        ------     ---------
   Net Assets                                                           100.00 %  $1,120,956
                                                                        ======    ==========

(a)  Non-income producing investment.

(b)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax is as follows:


      Unrealized appreciation                                           $71,985
      Unrealized depreciation                                           (18,948)
                                                                      ---------
               Net unrealized appreciation                              $53,037
                                                                      =========

                         QUAKER AGGRESSIVE GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $1,018,555) ..................   $1,071,592
   Cash .....................................................       45,863
   Income receivable ........................................        1,077
   Receivable for investments sold ..........................      137,762
   Prepaid expenses .........................................          379
   Deferred organization expenses, net (notes 2 and 4) ......       29,289
                                                                ----------
      Total assets ..........................................    1,285,962
                                                                ----------
LIABILITIES
   Accrued expenses .........................................        7,660
   Payable for investment purchases .........................      145,614
   Due to fund sponsor (note 3) .............................          632
   Accrued income taxes (notes 1 and 3) .....................        1,800
   Deferred income taxes (note 6) ...........................        9,300
                                                                ----------
      Total liabilities .....................................      165,006
                                                                ----------
NET ASSETS
   (applicable to 100,487 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized)   $1,120,956
                                                                ==========
NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($1,120,956 / 100,487 shares) ............................   $    11.16
                                                                ==========
NET ASSETS CONSIST OF
   Paid-in capital ..........................................   $1,067,907
   Undistributed net investment income ......................           12
   Net unrealized appreciation on investments ...............       53,037
                                                                ----------
                                                                $1,120,956
                                                                ==========













See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


INVESTMENT INCOME

   Income
      Interest ..............................................   $  6,241
      Dividends .............................................      2,879
                                                                --------
         Total income .......................................      9,120
                                                                --------
   Expenses
      Investment advisory fees (note 2) .....................      3,457
      Fund administration fees (note 2) .....................        807
      Custody fees ..........................................      4,587
      Registration and filing administration fees (note 2) ..        782
      Fund accounting fees (note 2) .........................     14,600
      Audit fees ............................................      4,500
      Legal fees ............................................      2,779
      Securities pricing fees ...............................      2,208
      Shareholder servicing fees (note 3) ...................      1,153
      Shareholder recordkeeping fees (note 2) ...............      3,604
      Shareholder servicing expenses ........................      1,201
      Registration and filing expenses ......................      1,017
      Printing expenses .....................................      1,923
      Amortization of deferred organization expenses (note 4)      4,035
      Trustee fees and meeting expenses .....................        269
      Other operating expenses ..............................      3,955
                                                                --------
         Total expenses .....................................     50,877
                                                                --------
         Less:
            Expense reimbursements (note 3) .................    (31,935)
            Investment advisory fees waived (note 2) ........     (3,457)
            Fund administration and other fees waived (note 2     (8,151)
            Shareholder service fees waived (note 3) ........     (1,153)
                                                                --------
         Net expenses .......................................      6,181
                                                                --------
            Net investment income before income taxes .......      2,939
                                                                --------
            Income taxes (note 1) ...........................        550
            Less reimbursement (note 1 and 3) ...............       (550)
                                                                --------
               Net income taxes .............................          0

            Net investment income ...........................      2,939
                                                                --------



                                                             (Continued)

                         QUAKER AGGRESSIVE GROWTH FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions
    before income taxes .....................................   $  6,734
                                                                --------
   Income taxes (note 1) ....................................      1,250
   Less reimbursement (note 1 and 3) ........................     (1,250)
                                                                --------
      Net income taxes ......................................          0
                                                                --------
   Net realized gain from investment transactions ...........      6,734
                                                                --------
   Increase in unrealized appreciation on investments
     before deferred income taxes                                 53,037
                                                                --------
   Deferred income taxes (note 1 and 6) .....................      9,300
   Less reimbursement (note 1 and 3) ........................     (9,300)
                                                                --------
      Net deferred income taxes .............................          0
                                                                --------
   Increase in unrealized appreciation on investments .......     53,037
                                                                --------
      Net realized and unrealized gain on investments .......     59,771
                                                                --------
         Net increase in net assets resulting from operations   $ 62,710
                                                                ========
























See accompanying notes to financial statements

                                QUAKER AGGRESSIVE GROWTH FUND

                             STATEMENT OF CHANGES IN NET ASSETS

                                Period from November 25, 1996
                               (commencement of operations) to
                                        June 30, 1997


INCREASE IN NET ASSETS

  Operations
     Net investment income ..............................................        $2,939
     Net realized gain from investment transactions .....................         6,734
     Increase in unrealized appreciation on investments .................        53,037
                                                                             ----------
        Net increase in net assets resulting from operations ............        62,710
                                                                             ----------
  Distributions to shareholders from
     Net investment income ..............................................        (2,927)
     Net realized gain from investment transactions .....................        (6,734)
                                                                             ----------
        Decrease in net assets resulting from distributions .............        (9,661)
                                                                             ----------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)     1,067,907
                                                                             ----------
           Total increase in net assets .................................     1,120,956

NET ASSETS

  Beginning of period ...................................................             0
                                                                             ----------
  End of period (including undistributed net investment income ..........    $1,120,956
                of $12)                                                      ==========


(a) A summary of capital share activity follows:
                                                       -------------------------
                                                         Shares           Value
                                                       -------------------------
Shares sold ...........................................  101,462    $ 1,078,209
Shares issued for reinvestment of distributions .......      868          9,661
                                                         -------    -----------
                                                         102,330      1,087,870

Shares redeemed .......................................   (1,843)       (19,963)
                                                         -------    -----------
  Net increase ........................................  100,487    $ 1,067,907
                                                         =======    ===========






See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


Net asset value, beginning of period .........................     $10.00
                                                                 --------
   Income from investment operations
      Net investment income ..................................       0.04
      Net realized and unrealized gain on investments ........       1.23
                                                                 --------
         Total from investment operations ....................       1.27
                                                                 --------
   Distributions to shareholders from
      Net investment income ..................................      (0.04)
      Net realized gain from investment transactions .........      (0.07)
                                                                 --------
         Total distributions .................................      (0.11)
                                                                 --------
Net asset value, end of period ...............................     $11.16
                                                                 ========

Total return .................................................      12.68%(c)
                                                                 ========

Ratios/supplemental data

   Net assets, end of period ................................. $1,120,956
                                                               ==========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ..........      13.44 % (a)
      After expense reimbursements and waived fees ...........       1.34 % (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees ..........      (9.18)% (a)
      After expense reimbursements and waived fees ...........       0.64 % (a)


   Portfolio turnover rate ...................................     778.01 %

   Average broker commissions per share ......................      $0.06 (b)


(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio commissions were charged.

(c)  Aggregate total return, not annualized.


See accompanying notes to financial statements

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - The Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the period ended June 30, 1997. Consequently, a provision for federal and state income taxes on net investment income and net realized gains has been included in the financial statements. Deferred income taxes have been provided on the unrealized appreciation on investments for the period from November 25, 1996 (commencement of operations) to June 30, 1997. It is the intent on the Fund to comply with the provisions of the Internal Revenue Service Code applicable to regulated investment companies in the future.

     Quaker Funds, Inc. (the "Sponsor") has agreed to pay all taxes associated with the Fund's current year tax status.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     Due to a concentration of shareholders at June 30, 1997, the Fund is subject to the provisions of Internal Revenue Code applicable to personal holding companies. No provision has been made for personal holding company taxes since it is the policy of the Fund to make sufficient distributions of income to relieve it from substantially all personal holding company taxes.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, DG Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $3,457 ($0.05 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $8,151 ($.11 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

The Fund's distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $17,165 for purchases and sales of investments other than short-term investments for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, the Sponsor will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $1,153 and has reimbursed expenses and income taxes totaling $43,035 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $5,784,011 and $4,905,840, respectively, for the period ended June 30, 1997.

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 6 - DEFERRED INCOME TAXES

As discussed in note 1, the Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the period ended June 30, 1997. Deferred income taxes have been provided on the net unrealized appreciation on investments for the period from November 25, 1996 (commencement of operations) to June 30, 1997.

The Fund's total deferred tax assets, deferred tax liabilities and deferred tax valuation allowances as of June 30, 1997 are as follows:

Deferred tax asset arising from  unrealized  depreciation on investments        $ 3,300
Less valuation allowance                                                              0
                                                                             ----------
                                                                                  3,300

Deferred tax liability arising from unrealized appreciation on investments      (12,600)

Net deferred tax liability                                                      $(9,300)

The valuation allowance of $0 did not change for the period ended June 30, 1997.

The Fund Sponsor has agreed to pay all taxes associated with the Fund's current year tax status.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Aggressive Growth Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER AGGRESSIVE GROWTH FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER AGGRESSIVE GROWTH FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.






/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                          QUAKER SMALL-CAP VALUE FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

------------------------------------------
              Quaker
              Small-Cap
              Value
              Fund         Russell 2000
------------------------------------------
11/25/96      25000        25000
11/30/96      24925        25308
12/31/96      24893        25958
1/31/97       25818        26472
2/28/97       26018        25831
3/31/97       25043        24620
4/30/97       25593        24681
5/31/97       28270        27433
6/30/97       30087        28598

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            20.35%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $30,087 - total investment return of 20.35% since November 25, 1996.

At June 30, 1997, a similar investment in the Russell 2000 Index would have grown to $28,598 - total investment return of 14.39% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Small-Cap Value Fund, managed by Ted Aronson of Aronson + Partners, has outperformed the Russell 2000 Index from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 20.4% while the Index grew by 14.4%. For three months ending with June, the Fund returned 20.2% compared with 16.2% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.60%

   Aerospace & Defense - 0.77%
      AAR Corporation                              100                 $3,231
      Thiokol Corporation                          100                  7,000
                                                   ---                  -----
                                                                       10,231
   Auto Parts - Original Equipment - 1.69%
      Arvin Industries, Inc.                       300                  8,175
      Borg-Warner Automotive, Inc.                 100                  5,406
      Excel Industries, Inc.                       200                  3,925
      Mark IV Industries, Inc.                     210                  5,040
                                                   ---                  -----
                                                                       22,546
   Auto Parts - Replacement Equipment - 1.35%
      Exide Corporation                            500                 10,969
      Timken Company                               200                  7,050
                                                   ---                  -----
                                                                       18,019
   Auto & Trucks - 1.47%
   (a)Navistar International Corporation           600                 10,350
      PACCAR Inc.                                  200                  9,287
                                                   ---                  -----
                                                                       19,637
   Brewery - 0.79%
      Adolph Coors Company                         400                 10,650

   Building Materials - 1.98%
      Lone Star Industries, Inc.                   100                  4,531
      Southdown, Inc.                              200                  8,725
      Texas Industries, Inc.                       200                  5,312
      Vulcan Materials Company                     100                  7,850
                                                   ---                  -----
                                                                       26,418
   Chemicals - 1.64%
      Lyondell Petrochemical Company               300                  6,544
      The Geon Company                             500                 10,125
      Wellman, Inc.                                300                  5,212
                                                   ---                  -----
                                                                       21,881
   Computers - 4.16%
   (a)Applied Magnetics Corporation                100                  2,262
   (a)Data General Corporation                     200                  5,200
   (a)Exabyte Corporation                          600                  7,687
   (a)Hutchinson Technology, Inc.                  300                  7,312
   (a)Quantum Corporation                          400                  8,150
   (a)Read-Rite Corporation                        300                  6,262
   (a)Tandem Computers, Inc.                       300                  6,075
   (a)Western Digital Corporation                  400                 12,650
                                                   ---                 ------
                                                                       55,598

                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Computer Software & Services - 1.33%
      Comdisco, Inc.                               300                 $7,800
   (a)Stratus Computer, Inc.                       200                 10,000
                                                   ---                 ------
                                                                       17,800
   Cosmetics & Personal Care - 0.91%
      Herbalife International, Inc.                400                  6,500
   (a)NBTY, Inc.                                   200                  5,600
                                                   ---                  -----
                                                                       12,100
   Electronics - 0.65%
   (a)SCI Systems, Inc.                            100                  6,100
   (a)Tracor, Inc.                                 100                  2,512
                                                   ---                  -----
                                                                        8,612
   Electronics - Semiconductor - 1.31%
   (a)Fusion Systems Corporation                   100                  3,956
   (a)Novellus Systems, Inc.                       100                  8,650
   (a)Oak Technology, Inc.                         500                  4,875
                                                   ---                  -----
                                                                       17,481
   Engineering & Construction - 0.69%
   (a)Grupo Tribasa, S.A. de C.V.                1,700                  9,138

   Entertainment - 0.73%
   (a)Carmike Cinemas, Inc.                        200                  6,525
   (a)GTECH Holdings Corporation                   100                  3,225
                                                   ---                  -----
                                                                        9,750
   Financial - Banks, Commercial - 0.92%
      AmSouth Bancorporation                       200                  7,600
      Pacific Century Financial Corporation        100                  4,625
                                                   ---                  -----
                                                                       12,225
   Financial - Savings/Loans/Thrift - 3.51%
      Astoria Financial Corporation                200                  9,500
      Commercial Federal Corporation               150                  5,587
      Countrywide Credit Industries, Inc.          200                  6,212
   (a)Imperial Credit Industries, Inc.             300                  6,169
      ONBANCorp, Inc.                              200                 10,200
      Webster Financial Corporation                200                  9,100
                                                   ---                  -----
                                                                       46,768
   Financial - Securities Brokers - 2.65%
      Donaldson, Lufkin & Jenrette, Inc.           200                 11,950
      Edwards (A.G.), Inc.                         200                  8,625
      Interra Financial, Inc.                      100                  4,244
      Paine Webber Group Inc.                      300                 10,500
                                                   ---                 ------
                                                                       35,319

                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Financial Services - 3.37%
      Aames Financial Corporation                  500                 $9,250
      AMBAC, Inc.                                  100                  7,787
   (a)AMRESCO, Inc.                                500                 10,750
   (a)First Merchants Acceptance Corporation       300                  1,462
      North American Mortgage Company              300                  7,125
      The Money Store, Inc.                        300                  8,606
                                                   ---                  -----
                                                                       44,980
   Food - Processing - 1.34%
      Interstate Bakeries Corporation              200                 11,850
   (a)Smithfield Foods, Inc.                       100                  6,150
                                                   ---                  -----
                                                                       18,000
   Food - Wholesale - 1.66%
      Dean Foods Company                           200                  8,075
      Fleming Companies, Inc.                      400                  7,200
      SUPERVALU, INC.                              200                  6,900
                                                   ---                  -----
                                                                       22,175
   Forest Products & Paper - 0.25%
      Chesapeake Corporation                       100                  3,375

   Holding Companies - Diversified - 0.98%
   (a)Anixter International Inc.                   400                  6,950
      Old Republic International Corporation       200                  6,063
                                                   ---                  -----
                                                                       13,013
   Homebuilders - 2.74%
      Centex Corporation                           200                  8,212
   (a)Champion Enterprises, Inc.                   100                  1,475
      Continental Homes Holding Corporation        300                  5,287
      Del Webb Corporation                         200                  3,250
      Pulte Corporation                            300                 10,369
   (a)U.S. Home Corporation                        300                  7,969
                                                   ---                  -----
                                                                       36,562
   Household Products & Housewares - 1.70%
   (a)Furniture Brands International, Inc.         400                  7,750
      Haverty Furniture Company, Inc.              200                  2,500
   (a)Mohawk Industries, Inc.                      400                  9,100
      Stanhome, Inc.                               100                  3,287
                                                   ---                  -----
                                                                       22,637
   Insurance - Life & Health - 0.64%
      Washington National Corporation              300                  8,550



                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Insurance - Multiline - 3.04%
      Allmerica Financial Corporation              300                $11,925
      American Bankers Insurance Group, In         100                  6,325
      American Financial Group, Inc.               200                  8,488
      American National Insurance Company          100                  8,925
      Horace Mann Educators Corporation            100                  4,900
                                                   ---                  -----
                                                                       40,563

   Insurance - Property & Casualty - 7.24%
      Everest Reinsurance Holdings, Inc.           300                 11,888
      Fremont General Corporation                  200                  8,050
      NAC Re Corp.                                 200                  9,675
      Ohio Casualty Corporation                    200                  8,800
      Orion Capital Corporation                    100                  7,375
      PartnerRe Ltd.                               300                 11,438
      PXRE Corporation                             100                  3,100
      Reliance Group Holdings, Inc.                800                  9,500
      TIG Holdings, Inc.                           200                  6,250
      Vesta Insurance Group, Inc.                  200                  8,650
      W. R. Berkley Corporation                    200                 11,775
                                                   ---                 ------
                                                                       96,501
   Iron & Steel - 2.84%
   (a)Bethlehem Steel Corporation                  800                  8,350
      Inland Steel Industries, Inc.                400                 10,450
      LTV Corporation                              600                  8,550
      USX-US Steel Group, Inc.                     300                 10,519
                                                   ---                 ------
                                                                       37,869
   Lodging - 0.43%
   (a)Primadonna Resorts, Inc.                     300                  5,794

   Machine - Construction & Mining - 1.06%
      Cummins Engine Company, Inc.                 200                 14,113

   Machine - Diversified - 0.68%
      Gleason Corporation                          200                  9,100

   Medical - Hospital Management & Service - 6.66%
   (a)Beverly Enterprises, Inc.                    600                  9,750
   (a)Foundation Health Systems, Inc.              200                  6,063
   (a)GranCare, Inc.                             1,100                 11,825
   (a)Horizon/CMS Healthcare Corporation           500                 10,031
                                                   ---                 ------
      Integrated Health Services, Inc.             300                 11,550

                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Medical - Hospital Management & Service - (Continued)
   (a)Living Centers of America, Inc.              300                $11,850
   (a)NovaCare, Inc.                               300                  4,163
   (a)PacifiCare Health Systems, Inc.               35                  2,236
   (a)RoTech Medical Coporation                    400                  8,025
   (a)Sun Healthcare Group, Inc.                   200                  4,163
   (a)Wellpoint Health Networks, Inc.              200                  9,175
                                                   ---                  -----
                                                                       88,831
   Medical Supplies - 1.37%
      Bergen Brunswig Corporation                  375                 10,500
      McKesson Corporation                         100                  7,750
                                                   ---                  -----
                                                                       18,250
   Metals - Diversified - 2.08%
      AK Steel Holding Corporation                 200                  8,812
      Asarco, Inc.                                 300                  9,187
      Cyprus Amax Minerals Company                 400                  9,800
                                                   ---                  -----
                                                                       27,799
   Metal Fabrication & Hardware - 1.08%
      Amcast Industrial Corporation                200                  5,000
      Commercial Metals Company                    100                  3,225
      Quanex Corporation                           200                  6,113
                                                   ---                  -----
                                                                       14,338
   Miscellaneous - Manufacturing - 2.65%
      Aeroquip-Vickers Inc.                        200                  9,725
      Dexter Corporation                           200                  6,400
      NACCO Industries, Inc.                       200                 11,288
   (a)Vitro SA                                     700                  7,875
                                                   ---                  -----
                                                                       35,288
   Office & Business Equipment - 0.54%
      Herman Miller, Inc.                          200                  7,200

   Oil & Gas - Domestic - 1.84%
      Sun Company, Inc.                            200                  6,200
   (a)Tesoro Petroleum Corporation                 500                  7,406
      Valero Energy Corporation                    300                 10,875
                                                   ---                 ------
                                                                       24,481
   Oil & Gas - Equipment & Services - 1.60%
      ONEOK Inc.                                   200                  6,438
   (a)SEACOR SMIT Inc.                             200                 10,462
      Tidewater, Inc.                              100                  4,400
                                                   ---                  -----
                                                                       21,300


                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997
--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Oil & Gas - Exploration - 2.84%
   (a)Oryx Energy Company                          200                 $4,225
      Parker & Parsley Petroleum Company           200                  7,075
      Pennzoil Company                             200                 15,475
   (a)Santa Fe Energy Resources, Inc.              200                  2,938
      Snyder Oil Corporation                       100                  1,838
      Union Texas Petroleum Holdings, Inc.         300                  6,263
                                                   ---                  -----
                                                                       37,814
   Packaging & Containers - 0.70%
   (a)Owens-Illinois, Inc.                         300                  9,300

   Publishing - Printing - 0.27%
   (a)Devon Group, Inc.                            100                  3,575

   Restaurants & Food Service - 1.31%
   (a)Foodmaker, Inc.                              600                  9,825
   (a)Ryan's Family Steak Houses, Inc.             900                  7,706
                                                   ---                  -----
                                                                       17,531
   Retail - Apparel - 2.27%
      Brown Group, Inc.                            300                  5,606
   (a)Genesco Inc.                                 400                  5,650
      Lands' End, Inc.                             200                  5,900
      Ross Stores, Inc.                            400                 13,075
                                                   ---                 ------
                                                                       30,231
   Retail - Department Stores - 2.75%
   (a)Carson Pirie Scott & Company                 200                  6,350
   (a)Fred Meyer, Inc.                             200                 10,338
   (a)Proffitt's, Inc.                             200                  8,775
   (a)Woolworth Corporation                        300                  7,200
   (a)Zale Corporation                             200                  3,963
                                                   ---                  -----
                                                                       36,626
   Retail - General Merchandise - 1.04%
   (a)Best Buy Company, Inc.                       700                 10,412
      Fingerhut Companies, Inc.                    200                  3,488
                                                   ---                  -----
                                                                       13,900
   Retail - Grocery - 1.21%
   (a)Smith's Food & Drug Centers, Inc.            200                 10,725
      The Great Atlantic & Pacific Tea Com         200                  5,438
                                                   ---                  -----
                                                                       16,163




                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Retail - Specialty Line - 0.36%
      Fisher Scientific International              100                 $4,750

   Telecommunications - 1.56%
      Century Telephone Enterprises, Inc.          100                  3,369
      Koor Industries Limited                      400                  7,050
   (a)U.S. Long Distance Corporation               600                 10,350
                                                   ---                 ------
                                                                       20,769
   Technology - 0.69%
   (a)MicroAge, Inc.                               500                  9,188

   Tobacco - 1.51%
      DIMON, Inc.                                  400                 10,600
      Universal Corporation                        300                  9,525
                                                   ---                  -----
                                                                       20,125
   Transportation - Air - 1.27%
      Airborne Freight Corporation                 100                  4,186
   (a)America West Holdings Corporation            400                  5,800
   (a)Continental Airlines, Inc.                   200                  6,987
                                                   ---                  -----
                                                                       16,973
   Transportation - Miscellaneous - 0.34%
      Sea Containers, Ltd.                         200                  4,525

   Trucking & Leasing - 0.50%
   (a)Yellow Corporation                           300                  6,713

   Utilities - Electric - 4.98%
      Centerior Energy Corporation                 700                  7,831
      Central Maine Power Company                  600                  7,425
      Commonwealth Energy System                   200                  4,837
      Illinova Corporation                         200                  4,400
      Long Island Lighting Company                 200                  4,600
      New York State Electric & Gas Corpor         500                 10,438
      Pinnacel West Capital Corporation            100                  3,006
      Public Service Company of New Mexico         500                  8,938
      United Illuminating Company                  200                  6,175
      UtiliCorp United, Inc.                       300                  8,719
                                                   ---                  -----
                                                                       66,369
   Utilities - Gas - 0.41%
      Westcoast Energy, Inc.                       300                  5,456



                                                                  (Continued)

                        THE QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Wholesale - Special Line - 1.25%
      Bindley Western Industries, Inc.             100                 $2,294
   (a)InaCom Corp.                                 300                  9,338
   (a)Perrigo Company                              400                  5,000
                                                   ---                  -----
                                                                       16,632

      Total Common Stocks (Cost $1,136,658)                         1,301,532
                                                                    ---------
INVESTMENT COMPANY  - 2.18%

   Evergreen Money Market Treasury
   Institutional Money Market Fund
   Institutional Service Shares                 17,828                 17,828

   S & P Mid-Cap 400 Depositary Receipts           200                 11,228
                 ---                               ---                 ------

      Total Investment Company (Cost $28,957)                          29,056
                                                                       ------

Total Value of Investments (Cost $ 1,165,615 (b))         99.78%    1,330,588
Other Assets Less Liabilities                              0.22%        2,885
                                                           ----         -----
   Net Assets                                            100.00%   $1,333,473
                                                         ======    ==========




(a)  Non-income producing investment.

(b) Aggregate cost for financial reporting and federal income tax purposes is appreciation (depreciation) of investments for financial reporting and fed is as follows:


      Unrealized appreciation                                        $180,749
      Unrealized depreciation                                         (15,776)
                                                                      -------
               Net unrealized appreciation                           $164,973
                                                                     ========








See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 1997


ASSETS
   Investments, at value (cost $1,165,615) .......................    $1,330,588
   Income receivable .............................................         1,154
   Receivable for investments sold ...............................         9,360
   Prepaid expenses ..............................................           231
   Deferred organization expenses, net (notes 2 and 4) ...........        29,289
                                                                      ----------
      Total assets ...............................................     1,370,622
                                                                      ----------
LIABILITIES
   Accrued expenses ..............................................         9,585
   Payable for investment purchases ..............................        11,129
   Due to fund sponsor (note 3) ..................................         9,006
   Disbursements in excess of cash on demand deposit .............         7,429
                                                                      ----------
      Total liabilities ..........................................        37,149
                                                                      ----------
NET ASSETS
   (applicable to 115,660 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized) ....    $1,333,473
                                                                      ==========
NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($1,333,473 /115,660 shares) .................................         $11.53
                                                                      ==========

NET ASSETS CONSIST OF
   Paid-in capital ...............................................    $1,168,351
   Undistributed net investment income ...........................           149
   Net unrealized appreciation on investments ....................       164,973
                                                                      ----------
                                                                      $1,333,473
                                                                      ==========



















See accompanying notes to financial statements

                           QUAKER SMALL-CAP VALUE FUND

                             STATEMENT OF OPERATIONS

                          Period from November 25, 1996
                         (commencement of operations) to
                                  June 30, 1997


INVESTMENT INCOME
   Income
      Interest ...................................................    $   1,046
      Dividends ..................................................        7,511
                                                                      ----------
         Total income ............................................        8,557
                                                                      ----------
   Expenses
      Investment advisory fees (note 2) ..........................        4,183
      Fund administration fees (note 2) ..........................          976
      Custody fees ...............................................        6,030
      Registration and filing administration fees (note 2) .......          758
      Fund accounting fees (note 2) ..............................       14,600
      Audit fees .................................................        4,500
      Legal fees .................................................        2,778
      Securities pricing fees ....................................        7,283
      Shareholder servicing fees (note 3) ........................        1,394
      Shareholder recordkeeping fees (note 2) ....................        3,604
      Shareholder servicing expenses .............................        1,244
      Registration and filing expenses ...........................        1,017
      Printing expenses ..........................................        1,924
      Amortization of deferred organization expenses (note 4) ....        4,035
      Trustee fees and meeting expenses ..........................          269
      Other operating expenses ...................................        3,958
                                                                      ----------
         Total expenses ..........................................       58,553
                                                                      ----------
         Less:
            Expense reimbursements (note 3) ......................      (37,354)
            Investment advisory fees waived (note 2) .............       (4,183)
            Fund administration fees waived (note 2) .............       (8,295)
            Shareholder servicing fees waived (note 3) ...........       (1,394)
                                                                      ----------
         Net expenses ............................................        7,327
                                                                      ----------
            Net investment income ................................        1,230
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions ................       54,417
   Increase in unrealized appreciation on investments ............      164,973
                                                                      ----------
      Net realized and unrealized gain on investments ............      219,390
                                                                      ----------
         Net increase in net assets resulting from operations ....    $ 220,620
                                                                      ==========

See accompanying notes to financial statements

                               QUAKER SMALL-CAP VALUE FUND

                            STATEMENT OF CHANGES IN NET ASSETS

                              Period from November 25, 1996
                             (commencement of operations) to
                                      June 30, 1997

INCREASE IN NET ASSETS
  Operations
     Net investment income ................................................        $1,230
     Net realized gain from investment transactions .......................        54,417
     Increase in unrealized appreciation on investments ...................       164,973
                                                                                ---------
        Net increase in net assets resulting from operations ..............       220,620
                                                                                ---------
  Distributions to shareholders from
     Net investment income ................................................        (1,081)
     Net realized gain from investment transactions .......................       (54,417)
                                                                                ---------
        Decrease in net assets resulting from distributions ...............       (55,498)
                                                                                ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) .     1,168,351
                                                                                ---------
           Total increase in net assets ...................................     1,333,473

NET ASSETS

  Beginning of period .....................................................             0
                                                                                ---------
  End of period (including undistributed net investment income ............    $1,333,473
            of $149)                                                            =========


(a) A summary of capital share activity follows:

                                                                  -----------------------
                                                                    Shares          Value
                                                                  -----------------------
Shares sold .............................................          110,840     $1,112,853
Shares issued for reinvestment of distributions .........            4,820         55,498
                                                                   -------    -----------
  Net increase ..........................................          115,660     $1,168,351
                                                                   =======    ===========









See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997



Net asset value, beginning of period .........................   $10.00
                                                                 ------
   Income from investment operations
      Net investment income ..................................     0.01
      Net realized and unrealized gain on investments ........     2.02
                                                                 ------
         Total from investment operations ....................     2.03
                                                                 ------
   Distributions to shareholders from
      Net investment income ..................................    (0.01)
      Net realized gain from investment transactions .........    (0.49)
                                                                 ------
         Total distributions .................................    (0.50)
                                                                 ------
Net asset value, end of period ...............................   $11.53
                                                                 ======

Total return .................................................    20.35 % (c)
                                                                 ======

Ratios/supplemental data

   Net assets, end of period ................................$1,333,473
                                                             ==========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ..........   10.50 % (a)
      After expense reimbursements and waived fees ...........    1.31 % (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees ..........   (8.96)% (a)
      After expense reimbursements and waived fees ...........    0.22 % (a)


   Portfolio turnover rate ...................................   90.63 %

   Average broker commissions per share ......................   $0.0453 (b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio commissions were charged.

(c)Aggregate total return, not annualized.


See accompanying notes to financial statements

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Small-Cap Value Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statements and tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Aronson + Partners (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $4,183 for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $8,295 ($ 0.09 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, Quaker Securities, Inc. (the "Distributor") or the Administrator.

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc., (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $1,394 and has reimbursed expenses totaling $37,354 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $1,916,760 and $819,890 respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Small-Cap Value Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER SMALL-CAP VALUE FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER SMALL-CAP VALUE FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.







/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                      QUAKER SECTOR ALLOCATION EQUITY FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

----------------------------------------------------------------
                 Quaker
                 Sector
                 Allocation            S&P 500
----------------------------------------------------------------
11/25/96         25000                 25000
11/30/96         25025                 24943
12/31/96         24650                 24515
1/31/97          25402                 26047
2/28/97          24048                 26251
3/31/97          23446                 25173
4/30/97          24450                 26675
5/31/97          26004                 28299
6/30/97          26628                 29639


This graph depicts the performance of the Quaker Sector Allocation Equity Fund versus the S & P 500 Total Return Index. It is important to note that the Quaker Sector Allocation Equity Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            6.51%

-------------------------------


The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $26,628 - total investment return of 6.51% since November 25, 1996.

At June 30, 1997, a similar investment in the S & P 500 Total Return Index would have grown to $29,639 - total investment return of 18.56% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Sector Allocation Equity Fund, managed by Charlie Knott, of Logan Capital Management, has not fully participated in the rise of the market from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 6.5% while the S&P 500 Index grew by 18.6%. For three months ending with June, the Fund returned 13.6% compared with 17.7% for the Index. But during the first quarter of 1997, a commitment to oil and gas stocks and real estate investment trusts did not produce positive results.


We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.96%

   Aerospace & Defense - 2.07%
      The Boeing Company                          415                 $22,021

   Agriculture - 2.27%
      Deere & Company                             440                  24,145

   Building Materials - 2.57%
   (a)NCI Building Systems, Inc.                  845                  27,357

   Chemicals - 4.38%
      E .I. du Pont de Nemours and Company        740                  46,528

   Computers - 2.63%
   (a)Sun Microsystems, Inc.                      750                  27,914

   Computer Software & Services - 13.27%
      Computer Associates International, Inc.     724                  40,318
   (a)Microsoft Corporation                       558                  70,517
   (a)Oracle Corporation                          600                  30,225
                                                  ---                  ------
                                                                      141,060
   Electronics - Semiconductor - 2.60%
      Intel Corporation                           195                  27,653

   Financial - Banks, Commercial - 6.13%
      Barnett Banks, Inc.                         500                  26,250
      The Money Store, Inc.                     1,355                  38,872
                                                -----                  ------
                                                                       65,122
   Financial - Banks, Money Center - 3.23%
      Citicorp                                    285                  34,360

   Financial Services - 6.17%
      Fannie Mae                                  520                  22,685
      SunAmerica, Inc.                            880                  42,900
                                                  ---                  ------
                                                                       65,585
   Foreign Securities - 4.08%
      SmithKline Beecham Plc - ADR                473                  43,339

   Insurance - Property & Casualty - 2.23%
      Reliance Group Holdings, Inc.             2,000                  23,750




                                                                  (Continued)

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Medical - Biotechnology - 3.42%
   (a)Amgen, Inc.                                 625                 $36,328

   Oil & Gas - Domestic - 0.47%
      Pennzoil Company                             65                   4,956

   Oil & Gas - Exploration - 12.36%
      Anadarko Petroleum Corporation              461                  27,660
      Apache Corporation                          845                  27,463
      Chesapeake Energy Corporation             1,950                  19,134
   (a)Oryx Energy Company                       1,474                  31,138
      Union Pacific Resources Group Inc.        1,042                  25,920
                                                -----                  ------
                                                                      131,315
   Pharmaceuticals - 9.78%
      American Home Products Corporation          390                  29,835
      Schering-Plough Corporation                 833                  39,984
      Warner-Lambert Company                      275                  34,169
                                                  ---                  ------
                                                                      103,988
   Real Estate Investment Trust - 13.03%
      Arden Realty Group, Inc.                  1,287                  33,462
      Boykin Lodging Company                    1,710                  40,933
      Simon DeBartolo Group, Inc.                 997                  31,904
      Sun Communities, Inc.                       955                  32,052
                                                  ---                  ------
                                                                      138,351
   Retail - Apparel - 1.92%
      Nike, Inc.                                  350                  20,431

   Retail - Department Stores - 2.35%
      Wal-Mart Stores, Inc.                       740                  25,021

Total Common Stocks (Cost $974,002)                                 1,009,224
                                                                    ---------

INVESTMENT COMPANY - 3.97%

   Evergreen Money Market Treasury
   Institutional Money Market Fund
   Institutional Service Shares                 42,213                 42,213
   (Cost $42,213)                               ------                 ------






                                                                  (Continued)

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997



Total Value of Investments (Cost $1,016,215 (b))         98.93%    $1,051,437
Other Assets Less Liabilities                             1.07%        11,396
                                                        ------     ----------
   Net Assets                                           100.00%    $1,062,833
                                                        ======     ==========



(a)  Non-income producing investment.

(b)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                         $65,830
      Unrealized depreciation                                         (30,608)
                                                                     --------
               Net unrealized appreciation                            $35,222
                                                                     ========

   The following acronym is used throughout this portfolio:
      ADR - American Depositary Receipt























See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $1,016,215) ...................   $1,051,437
   Income receivable .........................................        2,003
   Prepaid expenses ..........................................          231
   Deferred organization expenses, net (notes 2 and 4) .......       29,289
                                                                -----------
      Total assets ...........................................    1,082,960
                                                                -----------
LIABILITIES
   Accrued expenses ..........................................        7,911
   Due to fund sponsor (note 3) ..............................       12,129
   Disbursements in excess of cash on demand deposit .........           87
                                                                -----------
      Total liabilities ......................................       20,127
                                                                -----------
NET ASSETS
   (applicable to 103,384 shares outstanding; unlimited
    shares of $ 0.01 par value beneficial interest authorized)   $1,062,833
                                                                ===========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($1,062,833 / 103,384 shares) .............................       $10.28
                                                                ===========
NET ASSETS CONSIST OF
   Paid-in capital ...........................................   $1,027,610
   Undistributed net investment income .......................            1
   Net unrealized appreciation on investments ................       35,222
                                                                -----------
                                                                 $1,062,833
                                                                ===========






















See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                            STATEMENT OF OPERATIONS

                          Period from November 25, 1996
                         (commencement of operations) to
                                  June 30, 1997


INVESTMENT INCOME

   Income
      Interest ..............................................   $  1,943
      Dividends .............................................      5,057
                                                                --------
         Total income .......................................      7,000
                                                                --------
   Expenses
      Investment advisory fees (note 2) .....................      2,387
      Fund administration fees (note 2) .....................        557
      Custody fees ..........................................      2,698
      Registration and filing administration fees (note 2) ..        757
      Fund accounting fees (note 2) .........................     14,600
      Audit fees ............................................      4,500
      Legal fees ............................................      2,778
      Securities pricing fees ...............................      2,092
      Shareholder servicing fees (note 3) ...................        796
      Shareholder recordkeeping fees (note 2) ...............      3,604
      Shareholder servicing expenses ........................      1,170
      Registration and filing expenses ......................      1,017
      Printing expenses .....................................      1,894
      Amortization of deferred organization expenses (note 4)      4,035
      Trustee fees and meeting expenses .....................        269
      Other operating expenses ..............................      3,948
                                                                --------
         Total expenses .....................................     47,102
                                                                --------
         Less:
            Expense reimbursements (note 3) .................    (31,733)
            Investment advisory fees waived (note 2) ........     (2,387)
            Fund administration fees waived (note 2) ........     (7,915)
            Shareholder servicing fees waived (note 3) ......       (796)
                                                                --------
         Net expenses .......................................      4,271
                                                                --------
            Net investment income ...........................      2,729
                                                                --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions ...........     31,441
   Increase in unrealized appreciation on investments .......     35,222
                                                                --------
      Net realized and unrealized gain on investments .......     66,663
                                                                --------
         Net increase in net assets resulting from operations   $ 69,392
                                                                ========

See accompanying notes to financial statements

                            QUAKER SECTOR ALLOCATION EQUITY FUND

                             STATEMENT OF CHANGES IN NET ASSETS

                                Period from November 25, 1996
                               (commencement of operations) to
                                        June 30, 1997



INCREASE IN NET ASSETS

  Operations
     Net investment income ..............................................        $2,729
     Net realized gain from investment transactions .....................        31,441
     Increase in unrealized appreciation on investments .................        35,222
                                                                              ---------
        Net increase in net assets resulting from operations ............        69,392
                                                                              ---------
  Distributions to shareholders from
     Net investment income ..............................................        (2,728)
     Net realized gain from investment transactions .....................       (31,441)
                                                                              ---------
        Decrease in net assets resulting from distributions .............       (34,169)
                                                                              ---------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)     1,027,610
                                                                              ---------
           Total increase in net assets .................................     1,062,833

NET ASSETS

  Beginning of period ...................................................             0
                                                                             ----------
  End of pe(including undistributed net investment income ...............    $1,062,833
            of $1)                                                           ==========


(a) A summary of capital share activity follows:

                                                                 ----------------------
                                                                  Shares          Value
                                                                 ----------------------
Shares sold .................................................    100,067       $993,528
Shares issued for reinvestment of distributions .............      3,317         34,082
                                                                 -------     ----------
  Net increase ..............................................    103,384     $1,027,610
                                                                 =======     ==========









See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997



Net asset value, beginning of period ..........................     $10.00
                                                                   -------
   Income from investment operations
      Net investment income ...................................       0.05
      Net realized and unrealized gain on investments .........       0.59
                                                                   -------
         Total from investment operations .....................       0.64
                                                                   -------
   Distributions to shareholders from
      Net investment income ...................................      (0.05)
      Net realized gain from investment transactions ..........      (0.31)
                                                                   -------
         Total distributions ..................................      (0.36)
                                                                   -------
Net asset value, end of period ................................     $10.28
                                                                   =======

Total return ..................................................       6.51 % (c)


Ratios/supplemental data

   Net assets, end of period .................................. $1,062,833
                                                                ==========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees ...........     14.80 % (a)
      After expense reimbursements and waived fees ............      1.34 % (a)

   Ratio of net investment oincome (loss) to average net assets
      Before expense reimbursements and waived fees ...........    (12.61)% (a)
      After expense reimbursements and waived fees ............      0.85 % (a)


   Portfolio turnover rate ....................................     54.52 %

   Average broker commissions per share .......................     $0.1215 (b)

(a)  Annualized.

(b) Represents total commission paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(c)  Aggregate total return, not annualized.


See accompanying notes to financial statements

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Sector Allocation Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U. S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Logan Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $2,387 ($0.04 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $7,915 ($.15 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

The Fund's Distributor, Quaker Securities, Inc. (the "Distributor") was paid commissions of $2,789 for purchases and sales of investments, other than short-term investments for the period ended June 30, 1997.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                      QUAKER SECTOR ALLOCATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $796 and has reimbursed expenses totaling $31,733 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $1,253,091 and $310,530 respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Sector Allocation Equity Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER SECTOR ALLOCATION EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER SECTOR ALLOCATION EQUITY FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.






/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                            QUAKER FIXED INCOME FUND
                    Performance Update - $25,000 Investment
                     For the period from November 25, 1996
                 (commencement of operations) to June 30, 1997

------------------------------------------------------
                     Quaker
                     Fixed
                     Income            Salomon BIG
------------------------------------------------------

11/25/96            25000              25000
11/30/96            25025              25103
12/31/96            24908              24882
1/31/97             24933              24977
2/28/97             24907              25005
3/31/97             24630              24753
4/30/97             24934              25106
5/31/97             25138              25248
6/30/97             25392              25646

This graph depicts the performance of the Quaker Fixed Income Fund versus the Salomon Brothers Broad Investment-Grade Index. It is important to note that the Quaker Fixed Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Total Return

-------------------------------
  Commencement of operations
       through 6/30/97
-------------------------------

            1.57%

-------------------------------

The graph assumes an initial $25,000 investment at November 25, 1996. All dividends and distributions are reinvested.

At June 30, 1997, the Fund would have grown to $25,392 - total investment return of 1.57% since November 25, 1996.

At  June  30,  1997,  a  similar   investment  in  the  Salomon  Brothers  Broad
Investment-Grade Index would have grown to $25,646 - total investment return of 2.58% since November 25, 1996.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                                  July 31, 1997


Dear Shareholder:

The Quaker Family of Funds reached the end of its first fiscal year on June 30, 1997. Substantial progress was achieved during this initial business period. Each of the six mutual funds in the Quaker Family opened for business on November 25, 1996. Since then, many new investors have joined the Quaker Family and the assets under management are growing steadily.

Our management philosophy remains very straightforward. We have chosen seasoned investment professionals to manage each of the Quaker Funds. Each manager has a clearly defined investment strategy unique to a particular mutual fund, and will stick with that discipline in the future. The fees paid by our investors have been set at competitive levels, and we will make every effort to reduce them as assets grow in the future. And most important of all, we are dedicated to providing each of our shareholders with quality service at all times.

Financial markets have been very favorable during the life of the Quaker Family of Funds. Domestic equity markets have shown particular strength during the first half of 1997, while fixed income results have been modestly positive. The Quaker Fixed Income Fund, managed by Wiley Angell of Fiduciary Asset Management, remained somewhat behind the Salomon Broad Investment Grade Index from the inception of the Fund on November 25, 1996 through June 30, 1997. During that period, the Fund returned 1.6% while the Index grew by 2.6%. For three months ending with June, the Fund returned 3.1% compared with 3.6% for the Index.

We appreciate your investment in the Quaker Family of Funds and we will work hard to earn your continued support.


Sincerely,


/s/ Peter F. Waitneight
Peter F. Waitneight
President

                                      QUAKER FIXED INCOME FUND

                                      PORTFOLIO OF INVESTMENTS

                                           June 30, 1997

----------------------------------------------------------------------------------------------------
                                                                  Interest    Maturity      Value
                                                    Principal       Rate        Date      (note 1)
----------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATIONS - 87.65%

   U. S. Treasury Bond                                $150,000       10.375%  11/15/12     $190,359
   U. S. Treasury Note                                 255,000       11.125%  08/15/03      314,447
                                                       -------                              -------

      Total U. S. Government Obligations (Cost $506,814)                                    504,806
                                                                                            -------
                                                                               Shares
INVESTMENT COMPANIES - 8.59%

   Evergreen Money Market Treasury Institutional Money
      Market Fund Institutional Service Shares                                  20,192       20,192
   Evergreen Money Market Treasury Instititutional Treasury
      Money Market Fund Institutional Service Shares                            29,273       29,273
                                                                                             ------
      Total Investment Company (Cost $49,465)                                                49,465


Total Value of Investments (Cost $556,279 (a))                                   96.24%    $554,271
Other Assets Less Liabilities                                                     3.76%      21,659
                                                                                  ----       ------
   Net Assets                                                                   100.00%    $575,930
                                                                                ======     ========

(a)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealize   appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purp is as follows:


      Unrealized appreciation                                                $0
      Unrealized depreciation                                            (2,008)
                                                                        -------
               Net unrealized depreciation                              $(2,008)
                                                                        =======









See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997


ASSETS
   Investments, at value (cost $556,279) .........................     $554,271
   Cash ..........................................................           50
   Interest receivable ...........................................       12,820
   Deferred organization expenses, net (notes 2 and 4) ...........       29,289
                                                                      ---------
      Total assets ...............................................      596,430
                                                                      ---------
LIABILITIES
   Accrued expenses ..............................................        7,626
   Due to fund sponsor (note 3) ..................................       12,874
                                                                      ---------
      Total liabilities ..........................................       20,500
                                                                      ---------
NET ASSETS
   (applicable to 58,205 shares outstanding; unlimited
   shares of $ 0.01 par value beneficial interest authorized) ....     $575,930
                                                                      =========
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
   ($575,930 / 58,205 shares) ....................................        $9.89
                                                                      =========
NET ASSETS CONSIST OF
   Paid-in capital ...............................................     $577,929
   Undistributed net investment income ...........................            9
   Net unrealized depreciation on investments ....................       (2,008)
                                                                      ---------
                                                                       $575,930
                                                                      =========























See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                            STATEMENT OF OPERATIONS

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


INVESTMENT INCOME

   Income
      Interest ....................................................     $14,582
                                                                      ---------
   Expenses
      Investment advisory fees (note 2) ...........................       1,153
      Fund administration fees (note 2) ...........................         448
      Custody fees ................................................       1,770
      Registration and filing administration fees (note 2) ........         733
      Fund accounting fees (note 2) ...............................      14,600
      Audit fees ..................................................       4,500
      Legal fees ..................................................       2,779
      Securities pricing fees .....................................         993
      Shareholder servicing fees (note 3) .........................         384
      Shareholder recordkeeping fees (note 2) .....................       3,604
      Shareholder servicing expenses ..............................       1,024
      Registration and filing expenses ............................         300
      Printing expenses ...........................................       1,906
      Amortization of deferred organization expenses (note 4) .....       4,035
      Trustee fees and meeting expenses ...........................         269
      Other operating expenses ....................................       3,939
                                                                      ---------
         Total expenses ...........................................      42,437
                                                                      ---------
         Less:
            Expense reimbursements (note 3) .......................     (30,723)
            Investment advisory fees waived (note 2) ..............      (1,153)
            Fund administration fees waived (note 2) ..............      (7,872)
            Shareholder servicing fees waived (note 3) ............        (384)
                                                                      ---------
         Net expenses .............................................       2,305
                                                                      ---------
            Net investment income .................................      12,277
                                                                      ---------
UNREALIZED LOSS ON INVESTMENTS

   Decrease in unrealized appreciation on investments .............      (2,008)
                                                                      ---------
         Net increase in net assets resulting from operations .....     $10,269
                                                                      =========







See accompanying notes to financial statements

                                      QUAKER FIXED INCOME FUND

                                 STATEMENT OF CHANGES IN NET ASSETS

                                   Period from November 25, 1996
                                  (commencement of operations) to
                                           June 30, 1997


INCREASE IN NET ASSETS

  Operations
     Net investment income ................................................     $12,277
     Decrease in unrealized appreciation on investments ...................      (2,008)
                                                                                -------
        Net increase in net assets resulting from operations ..............      10,269
                                                                                -------
  Distributions to shareholders from
     Net investment income ................................................     (12,268)
                                                                                -------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) .     577,929
                                                                                -------
           Total increase in net assets ...................................     575,930

NET ASSETS

  Beginning of period .....................................................           0
                                                                                -------
  End of period (including undistributed net investment income ............    $575,930
            of $9)                                                              =======


(a) A summary of capital share activity follows:

                                                                   --------------------
                                                                   Shares         Value
                                                                   --------------------
Shares sold .....................................................   56,957     $565,661
Shares issued for reinvestment of distributions .................    1,248       12,268
                                                                    ------     --------
  Net increase ..................................................   58,205     $577,929
                                                                    ======     ========












See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                         Period from November 25, 1996
                        (commencement of operations) to
                                 June 30, 1997


Net asset value, beginning of period ............................    $10.00
                                                                   --------
   Income from investment operations
      Net investment income .....................................      0.26
      Net realized and unrealized gain on investments ...........     (0.11)
                                                                   --------
         Total from investment operations .......................      0.15
                                                                   --------
   Distributions to shareholders from
      Net investment income .....................................     (0.26)
                                                                   --------
Net asset value, end of period ..................................     $9.89
                                                                   ========

Total return ....................................................      1.57 %(b)


Ratios/supplemental data

   Net assets, end of period ....................................  $575,930
                                                                   ========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees .............    16.56 % (a)
      After expense reimbursements and waived fees ..............     0.90 % (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees .............   (10.87)% (a)
      After expense reimbursements and waived fees ..............     4.79 % (a)


   Portfolio turnover rate ......................................     0.00 %



(a)  Annualized.

(b)  Aggregate total return, not annualized.









See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Fixed Income Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 3:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes or personal holding company taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Due to a concentration of shareholders at June 30, 1997 the Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Bond discounts and premiums are amortized using the straight-line method on a daily basis, which does not materially vary from the yield-to-maturity method, from the date acquired through scheduled maturity. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Fiduciary Asset Management Co. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $1,153 ($0.03 per share) for the period ended June 30, 1997.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, and 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $7,872 ($.18 per share) for the period ended June 30, 1997.

Certain organization expenses totaling $23,333 and $833 were paid to a company controlled by the Administrator and to an officer of the Fund, respectively, for the period ended June 30, 1997.

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1997



Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.15% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $384 and has reimbursed expenses totaling $30,723 for the period ended June 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by the Fund.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $512,020 and $0, respectively, for the period ended June 30, 1997.

                          Independent Auditor's Report

July 28, 1997

To the Shareholders and Board of Trustees
Quaker Fixed Income Fund
Rocky Mount, North Carolina


We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER FIXED INCOME FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER FIXED INCOME FUND (one of the portfolios constituting the Quaker Investment Trust series of funds) as of June 30, 1997, and the results of its operations and changes in its net assets and the selected per share data and ratios for the period from November 25, 1996 (commencement of operations) to June 30, 1997 in conformity with generally accepted accounting principles.






/s/ Goldenberg Rosenthal Friedlander, LLP

Jenkintown, Pennsylvania

                                     PART C

                             QUAKER INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION

ITEM 24.     Financial Statements and Exhibits

          a)   Financial Statements:

               Annual Reports for the fiscal year ended June 30, 1997 for all Series of the Quaker Investment Trust are incorporated under Part B.

               Annual Report for Quaker Mid-Cap Value Fund will be filed by amendment.

          b)   Exhibits

(1)  Declaration   of   Trust   -   Amended   and   Restated    Declaration   of
     Trust-Incorporated by reference; filed 8/29/96

(2) By-Laws - Amended and Restated By-Laws- Incorporated by reference; filed 8/29/96

(3)  Not Applicable

(4)  Not Applicable - the series of the Registrant do not issue certificates (5)

(a) Investment Advisory Agreement for Quaker Enhanced Equity Index Fund-Incorporated by reference; filed 8/29/96

(b) Investment Advisory Agreement for Quaker Core Equity Trust- Incorporated by reference; filed 8/29/96

(c)  Investment    Advisory    Agreement    for   Quaker    Aggressive    Growth
     Fund-Incorporated by reference; filed 8/29/96

(d) Investment Advisory Agreement for Quaker Small Cap Value Fund-Incorporated by reference; filed 8/29/96

(e)  Investment   Advisory   Agreement   for  Quaker  Sector   Rotation   Equity
     Fund-Incorporated by reference; filed 8/29/96

(f) Investment Advisory Agreement for Quaker Fixed Income Fund-Incorporated by reference; filed 8/29/96

(g)  Investment  Advisory  Agreement  for Quaker  Mid-Cap  Value Fund - Enclosed
     Exhibit 5

(6)  (a)   Distribution   Agreement  for  Quaker  Enhanced  Equity  Index  Fund-
     Incorporated by reference; filed 8/29/96

     (b) Distribution Agreement for Quaker Core Equity Trust- Incorporated by reference; filed 8/29/96

     (c) Distribution Agreement for Quaker Aggressive Growth Fund- Incorporated by reference; filed 8/29/96

     (d) Distribution Agreement for Quaker Small Cap Value Fund- Incorporated by reference; filed 8/29/96

     (e)  Distribution   Agreement  for  Quaker  Sector  Rotation  Equity  Fund-
          Incorporated by reference; filed 8/29/96


     (f) Distribution Agreement for Quaker Fixed Income Fund- Incorporated by reference; filed 8/29/96

     (g)  Distribution Agreement for Quaker Mid-Cap Value Fund- Enclosed Exhibit
          6

(7)  Not Applicable

(8)  Custodian Agreement - Incorporated by reference; filed 9/5/97

(9)  (a)  Fund   Accounting,   Dividend   Disbursing   &   Transfer   Agent  and
     Administration Agreement-Incorporated by reference; filed 8/29/96

(10) Opinion and Consent of Counsel-Incorporated by reference; filed 8/28/97. Opinion and Consent of Counsel for Quaker Mid-Cap Value Fund to be filed by amendment.

(11) Consent of Auditors- Incorporated by reference; filed 8/28/97. Consent of Auditors for Quaker Mid-Cap Value Fund to be filed by amendment.

(12) Not Applicable

(13) Not Applicable

(14) Not Applicable

(15) (a) Plan of Distribution under Rule 12b-1 for Quaker Enhanced Equity Index Fund- Incorporated by reference; filed 11/12/96

     (b) Plan of Distribution under Rule 12b-1 for Quaker Core Equity Trust-Incorporated by reference; filed 11/12/96

     (c) Plan of Distribution under Rule 12b-1 for Quaker Aggressive Growth Fund- Incorporated by reference; filed 11/12/96

     (d) Plan of Distribution under Rule 12b-1 for Quaker Small Cap Value Fund-Incorporated by reference; filed 11/12/96

     (e) Plan of Distribution under Rule 12b-1 for Quaker Sector Rotation Equity Fund- Incorporated by reference; filed 11/12/96

     (f) Plan of Distribution under Rule 12b-1 for Quaker Fixed Income Fund-Incorporated by reference; filed 11/12/96

     (g) Plan of Distribution under Rule 12b-1 for Quaker Mid-Cap Value Fund-Enclosed Exhibit 15

(16) Computation of Performance Data - Incorporated by reference; filed 9/05/97

(17) (a) Copies of Powers of Attorney- Incorporated by reference; filed 9/05/97

     (b)  Financial Data Schedules- Incorporated by reference; filed 9/05/97

(18) Not applicable

ITEM 25.     Persons Controlled by or Under Common Control with Registrant

             No person is controlled by or under common control with Registrant.

ITEM 26.     Number of Record Holders of Securities

             As of October 28, 1997, the number of record holders of each class of securities of Registrant was as follows:


                                                            Number of
          Title of Class                                 Record Holders

          Quaker Enhanced Equity Index Fund ..                 44
          Quaker Core Equity Trust ...........                 33
          Quaker Aggressive Growth Fund ......                 54
          Quaker Small Cap Value Fund ........                 47
          Quaker Sector Allocation Equity Fund                 39
          Quaker Fixed Income Fund ...........                 23
          Quaker Mid-Cap Value Fund ..........                  0

ITEM 27. Indemnification

Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto:

Article VII, Sections 5.4 of the Registrant's  Declaration of Trust, Article XIV
Section 8(b) of the Registrant's Investment Advisory Agreements, Section 8(b) of the Registrant's Administration Agreement, and Section (6) of the Registrant's Distribution Agreements.

The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 28. Business and other Connections of Investment Advisor

See the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients.

ITEM 29. Principal Underwriter

(a) Quaker Securities, Inc. is underwriter and distributor for The Quaker Family of Funds and does not serve as underwriter or distributor for any other investment companies.

(b)

 Name and Principal      Position(s) and Offices         Position(s) and Offices
 Business Address           with Underwriter                with Registrant

 Jeffry H. King          Chairman & CEO                  Trustee and Chairman
 1288 Valley Forge Rd
 Valley Forge, PA

 Laurie Keyes            Chief Operating Officer         Trustee
 1288 Valley Forge Rd
 Valley Forge, PA

(c)   Not applicable

ITEM 30.     Location of Accounts and Records

All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Company, Fund Accountant and Administrator, NC Shareholder Services, Transfer Agent to the Registrant, or by the Advisors to the Registrant (Fiduciary Asset Management, Inc., West Chester Capital Advisors, Inc., DG Capital Management, Inc., Aronson + Partners, Logan Capital Management, Inc., and Compu-Val Investments, Inc.).

The address of The Nottingham Company is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services is 107 North Washington Street. Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151. The address of Fiduciary Asset Management Co. is 8112 Maryland Avenue, Suite 310, Clayton, Missouri 63105. The address of West Chester Capital Advisors, Inc. is 106 South Church Street, West Chester, Pennsylvania 19382. The address of DG Capital Management, Inc. is 8 Waybridge Lane, Wayland, Massachusetts 01778. The address of Aronson + Partners is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19012. The address of Logan Capital Management, Inc. is One Liberty Place, Suite 2700, Philadelphia, Pennsylvania 19103. The address of Compu-Val Investments, Inc. is 1702 Lovering Avenue, Wilmington, Delaware, 19806.


ITEM 31.     Management Services

The substantive provisions of the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement, as amended, between the Registrant and The Nottingham Company are discussed in Part B hereof.

ITEM 32.     Undertakings

The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940.

Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

Registrant undertakes to file financial statements for the Quaker Mid-cap Value Fund, which need not be audited, within four to six months, of the effectiveness of this amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on the 29th day of October , 1997.


QUAKER INVESTMENT TRUST


By:   /s/ C. FRANK WATSON  III
      C. Frank Watson III
      Secretary, Quaker Investment Trust

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


_*________________________________________________________________
Howard L. Gleit,  Trustee

_*________________________________________________________________
Everett T. Keech, Trustee

_*________________________________________________________________
Laurie Keyes,  Trustee

_*________________________________________________________________
Jeff King,  Trustee and Chairman

_*________________________________________________________________
Louis P. Pektor III,  Trustee

_*_________________________________________________________________
J. Hope Reese,  Treasurer (Principal Financial Officer and
                           Principal Accounting Officer)

_*________________________________________________________________
Peter F. Waitneight,  Trustee and President


* By: _/s/ C. Frank Watson III__________________________________________________
        C. Frank Watson III
        Attorney-in-Fact                                 Dated: October 29, 1997

                             QUAKER INVESTMENT TRUST
                                  EXHIBIT INDEX



EXHIBIT NUMBER            DESCRIPTION


EXHIBIT 5                 INVESTMENT ADVISORY AGREEMENT
EXHIBIT 6                 DISTRIBUTION AGREEMENT
EXHIBIT 9                 SHAREHOLDER SERVICING AGREEMENT
EXHIBIT 15                PLAN OF DISTRIBUTION